UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND†
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Banks — 1.0%
220,200	People’s United Financial, Inc.	$3,443,928

Capital Goods — 1.6%
20,300	Danaher Corp.	1,622,173
53,130	United Technologies Corp.	3,910,899

		5,533,072

Commercial & Professional Services — 1.7%
210,800	Iron Mountain, Inc.	5,775,920

Consumer Durables & Apparel — 1.7%
79,200	NIKE, Inc. Class B	5,821,200

Consumer Services — 1.5%
80,800	McDonald’s Corp.	5,390,976

Diversified Financials — 7.6%
16,500	CME Group, Inc.	5,215,815
83,200	JPMorgan Chase & Co.	3,723,200
103,000	Morgan Stanley	3,016,870
99,300	Northern Trust Corp.	5,487,318
322,800	SLM Corp.*	4,041,456
260,430	The Charles Schwab Corp.	4,867,437

		26,352,096

Energy — 7.6%
155,700	Halliburton Co.	4,691,241
59,600	Occidental Petroleum Corp.	5,038,584
168,940	Schlumberger Ltd.	10,720,932
69,100	Southwestern Energy Co.*	2,813,752
101,840	Suncor Energy, Inc.	3,313,874

		26,578,383

Food & Staples Retailing — 2.0%
114,300	Costco Wholesale Corp.	6,824,853

Food, Beverage & Tobacco — 5.4%
92,100	Kraft Foods, Inc. Class A	2,785,104
185,700	PepsiCo, Inc.	12,285,912
70,200	The Coca-Cola Co.	3,861,000

		18,932,016

Health Care Equipment & Services — 7.4%
182,800	Baxter International, Inc.	10,638,960
39,600	C. R. Bard, Inc.	3,430,152
40,200	Express Scripts, Inc.*	4,090,752
182,900	St. Jude Medical, Inc.*	7,508,045

		25,667,909

Household & Personal Products — 4.6%
135,300	Avon Products, Inc.	4,582,611
178,900	The Procter & Gamble Co.	11,319,003

		15,901,614

Materials — 2.2%
74,000	Ecolab, Inc.	3,252,300
55,400	Praxair, Inc.	4,598,200

		7,850,500

Media — 1.0%
96,874	Viacom, Inc. Class B*	3,330,528

Pharmaceuticals, Biotechnology & Life Sciences — 11.6%
102,000	Biogen Idec, Inc.*	5,850,720
111,528	Charles River Laboratories International, Inc.*(a)	4,384,166
137,653	Gilead Sciences, Inc.*	6,260,458

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
162,300	Johnson & Johnson	$10,581,960
156,900	Merck & Co., Inc.	5,860,215
41,800	Teva Pharmaceutical Industries Ltd. ADR	2,636,744
96,300	Thermo Fisher Scientific, Inc.*	4,953,672

		40,527,935

Real Estate — 2.0%
440,600	CB Richard Ellis Group, Inc. Class A*	6,983,510

Retailing — 5.3%
254,140	Lowe’s Companies, Inc.	6,160,354
241,000	Staples, Inc.	5,636,990
124,800	Target Corp.	6,564,480

		18,361,824

Semiconductors & Semiconductor Equipment — 3.4%
238,000	Broadcom Corp. Class A	7,896,840
161,300	Xilinx, Inc.	4,113,150

		12,009,990

Software & Services — 14.5%
47,140	Cognizant Technology Solutions Corp. Class A*	2,403,197
65,200	Equinix, Inc.*	6,346,568
70,300	Global Payments, Inc.	3,202,165
11,308	Google, Inc. Class A*	6,411,749
10,900	Mastercard, Inc. Class A	2,768,600
412,968	Microsoft Corp.	12,087,574
425,500	Oracle Corp.	10,931,095
218,791	The Western Union Co.	3,710,695
29,000	Visa, Inc. Class A	2,639,870

		50,501,513

Technology Hardware & Equipment — 12.0%
98,000	Amphenol Corp. Class A	4,134,620
68,800	Apple, Inc.*	16,163,184
448,690	Cisco Systems, Inc.*	11,679,401
238,091	QUALCOMM, Inc.	9,997,441

		41,974,646

Telecommunication Services — 4.1%
244,190	American Tower Corp. Class A*	10,404,936
105,950	Crown Castle International Corp.*	4,050,468

		14,455,404

TOTAL COMMON STOCKS		$342,217,817

Shares	Rate	Value
Short-term Investment(b) — 1.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,176,232	0.031%	$4,176,232

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$346,394,049

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND†
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) — 0.1%
Boston Global Investment Trust — Enhanced Portfolio
496,186	0.078%	$495,690

TOTAL INVESTMENTS — 99.5%		$346,889,739

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,682,248

NET ASSETS — 100.0%		$348,571,987

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(c) Represents an affiliated issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
† Effective April 30, 2010, the Goldman Sachs Variable Insurance Trust Capital Growth Fund changed its name to the Goldman Sachs Variable Insurance Trust Strategic Growth Fund.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND†
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$305,992,742

Gross unrealized gain	44,817,909
Gross unrealized loss	(3,920,912)

Net unrealized security gain	$40,896,997

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — 21.3%
Banks — 5.9%
Bank of America Corp.
$200,000		5.750%	12/01/17	$204,515
Citigroup, Inc.
225,000		6.375	08/12/14	240,053
600,000		5.000	09/15/14	599,722
Credit Agricole SA(a)(b)(c)
200,000		8.375	12/31/49	216,500
Discover Bank
325,000		8.700	11/18/19	355,174
Fifth Third Bank(b)
300,000		0.360	05/17/13	280,178
First Niagara Financial Group, Inc.
200,000		6.750	03/19/20	204,571
JPMorgan Chase Bank NA
400,000		6.000	10/01/17	425,911
JPMorgan Chase Capital XXV Series Y
275,000		6.800	10/01/37	272,736
Lloyds TSB Bank PLC(a)
325,000		4.375	01/12/15	320,379
Merrill Lynch & Co., Inc.
325,000		6.400	08/28/17	341,880
450,000		6.875	04/25/18	485,738
Morgan Stanley & Co.
275,000		5.750	08/31/12	296,373
400,000		5.950	12/28/17	411,556
725,000		6.625	04/01/18	775,509
100,000		5.625	09/23/19	99,200
PNC Bank NA
325,000		6.875	04/01/18	360,430
Resona Bank Ltd.(a)(b)(c)
1,250,000		5.850	09/29/49	1,179,905
Santander Issuances SA(a)(b)
200,000		5.805	06/20/16	199,555
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
325,000		3.850	01/22/15	328,392
The Bear Stearns Companies LLC
550,000		6.400	10/02/17	607,251
525,000		7.250	02/01/18	606,801
The Royal Bank of Scotland Group PLC(a)
425,000		4.875	08/25/14	427,728
US Bank NA(b)
EUR	250,000	4.375	02/28/17	338,579
Wachovia Bank NA
$250,000		7.800	08/18/10	256,443
675,000		6.600	01/15/38	695,288
Wells Fargo Capital XIII(b)(c)
125,000		7.700	12/29/49	128,125

				10,658,492

Brokerage — 0.2%
Ameriprise Financial, Inc.
300,000		5.300	03/15/20	304,970

Building Materials — 0.1%
Holcim US Finance Sarl & Companhia SCS(a)
175,000		6.000	12/30/19	181,737

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Chemicals — 0.7%
Airgas, Inc.
$425,000	4.500%	09/15/14	$437,765
The Dow Chemical Co.
500,000	7.600	05/15/14	572,136
175,000	5.900	02/15/15	189,584

			1,199,485

Consumer Products — 0.2%
Whirlpool Corp.
125,000	8.000	05/01/12	137,869
175,000	8.600	05/01/14	203,346

			341,215

Electric — 1.5%
Arizona Public Service Co.
250,000	6.375	10/15/11	266,242
225,000	6.250	08/01/16	242,076
CenterPoint Energy, Inc. Series B
1,000,000	7.250	09/01/10	1,022,311
Commonwealth Edison Co.
250,000	5.875	02/01/33	251,796
Enel Finance International SA(a)
275,000	5.125	10/07/19	271,786
FirstEnergy Corp. Series C
100,000	7.375	11/15/31	103,271
Progress Energy, Inc.
200,000	5.625	01/15/16	213,066
350,000	7.000	10/30/31	380,102

			2,750,650

Energy — 1.2%
Dolphin Energy Ltd.(a)
237,600	5.888	06/15/19	244,134
Ras Laffan Liquefied Natural Gas Co. Ltd. III(a)
250,000	5.500	09/30/14	268,325
Suncor Energy, Inc.
250,000	6.100	06/01/18	269,182
Talisman Energy, Inc.
325,000	7.750	06/01/19	385,169
Transocean, Inc.
975,000	1.500	12/15/37	951,844

			2,118,654

Food & Beverage — 1.0%
Anheuser-Busch InBev Worldwide, Inc.
400,000	7.200 (a)	01/15/14	458,251
550,000	4.125	01/15/15	565,894
Kraft Foods, Inc.
275,000	6.125	08/23/18	298,822
275,000	5.375	02/10/20	278,965
225,000	6.500	02/09/40	232,636

			1,834,568

Healthcare — 0.6%
Agilent Technologies, Inc.
550,000	5.500	09/14/15	589,274

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Healthcare — (continued)
Boston Scientific Corp.
$300,000	4.500%	01/15/15	$287,511
200,000	6.000	01/15/20	188,938

			1,065,723

Life Insurance — 1.1%
MetLife Capital Trust X(a)(b)(c)
300,000	9.250	04/08/38	337,500
Prudential Financial, Inc.
575,000	3.875	01/14/15	575,320
Symetra Financial Corp.(a)(b)
325,000	8.300	10/15/37	265,972
The Hartford Financial Services Group, Inc.
200,000	6.625	03/30/40	196,790
The Northwestern Mutual Life Insurance Co.(a)
600,000	6.063	03/30/40	602,141

			1,977,723

Media Cable — 0.9%
Comcast Corp.
625,000	6.450	03/15/37	638,124
DIRECTV Holdings LLC(a)
350,000	6.350	03/15/40	347,797
Time Warner Entertainment Co. LP
225,000	8.375	03/15/23	272,979
Time Warner, Inc.
450,000	4.875	03/15/20	441,283

			1,700,183

Media Non-Cable — 0.1%
WPP Finance UK
206,000	8.000	09/15/14	236,052

Metals and Mining — 0.7%
Anglo American Capital PLC(a)
100,000	9.375	04/08/14	120,122
225,000	9.375	04/08/19	286,585
ArcelorMittal
375,000	6.125	06/01/18	392,344
Freeport-McMoRan Copper & Gold, Inc.
368,000	8.375	04/01/17	408,480

			1,207,531

Noncaptive-Financial — 0.2%
SLM Corp.
450,000	5.400	10/25/11	450,000

Paper — 0.2%
International Paper Co.
325,000	7.500	08/15/21	368,029

Pharmaceuticals — 0.2%
Watson Pharmaceuticals, Inc.
325,000	5.000	08/15/14	339,260

Pipelines — 2.3%
Boardwalk Pipelines LP
575,000	5.875	11/15/16	618,369
DCP Midstream LLC(a)
280,000	9.750	03/15/19	358,954
El Paso Pipeline Partners Operating Co. LLC
150,000	6.500	04/01/20	150,562

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Pipelines — (continued)
Energy Transfer Partners LP
$550,000	5.950%	02/01/15	$599,712
Enterprise Products Operating LLC
175,000	5.000	03/01/15	185,154
550,000	6.650	04/15/18	609,940
Tennessee Gas Pipeline Co.
150,000	8.000	02/01/16	172,828
200,000	8.375	06/15/32	234,089
The Williams Companies, Inc.
325,000	8.750	03/15/32	393,867
TransCanada Pipelines Ltd.(b)
325,000	6.350	05/15/67	305,500
Williams Partners Finance Corp.
350,000	7.250	02/01/17	399,940
Williams Partners LP(a)
175,000	5.250	03/15/20	175,171

			4,204,086

Property/Casualty Insurance — 2.0%
Arch Capital Group Ltd.
350,000	7.350	05/01/34	355,248
Aspen Insurance Holdings Ltd.
350,000	6.000	08/15/14	367,333
Axis Specialty Finance LLC
400,000	5.875	06/01/20	394,717
Endurance Specialty Holdings Ltd.
150,000	6.150	10/15/15	160,146
Marsh & McClennan Companies, Inc.
600,000	5.150	09/15/10	609,880
QBE Insurance Group Ltd.(a)
225,000	9.750	03/14/14	273,446
Transatlantic Holdings, Inc.
225,000	8.000	11/30/39	228,375
White Mountains Reinsurance Group Ltd.(a)
600,000	6.375	03/20/17	589,844
ZFS Finance USA Trust IV(a)(b)(c)
675,000	5.875	05/09/32	634,014

			3,613,003

Real Estate Investment Trusts — 1.0%
Developers Diversified Realty Corp.
275,000	7.500	04/01/17	277,406
Healthcare Realty Trust, Inc.
300,000	6.500	01/17/17	314,560
ProLogis
100,000	2.250	04/01/37	97,250
175,000	1.875	11/15/37	164,937
Simon Property Group LP
350,000	10.350	04/01/19	437,052
Westfield Capital Corp. Ltd.(a)
225,000	4.375	11/15/10	228,501
Westfield Group(a)
125,000	5.400	10/01/12	132,524
125,000	7.500	06/02/14	139,912

			1,792,142

Tobacco — 0.2%
BAT International Finance PLC(a)
300,000	9.500	11/15/18	388,508

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Wireless Telecommunications — 0.5%
New Cingular Wireless Services, Inc.
$675,000	7.875%	03/01/11	$715,776
Rogers Cable, Inc.
200,000	7.875	05/01/12	222,870

			938,646

Wirelines Telecommunications — 0.5%
Qwest Corp.
150,000	8.375	05/01/16	168,750
Telecom Italia Capital SA
300,000	4.875	10/01/10	305,236
Telefonica Europe BV
300,000	7.750	09/15/10	309,068
Verizon Communications, Inc.
150,000	6.400	02/15/38	156,249

			939,303

TOTAL CORPORATE OBLIGATIONS			$38,609,960

Mortgage-Backed Obligations — 44.0%
Adjustable Rate Non-Agency(b) — 2.9%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$35,112	3.059%	04/25/34	$31,424
Countrywide Alternative Loan Trust Series 2005-38, Class A1
301,803	1.963	09/25/35	179,363
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
131,532	3.421	02/19/34	111,570
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
23,718	3.527	11/20/34	19,464
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
553,839	5.221	09/25/35	448,707
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
1,157,565	0.456	05/25/46	610,591
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
486,003	3.559	07/25/35	470,801
Lehman XS Trust Series 2005-7N, Class 1A1A
464,801	0.516	12/25/35	286,489
Mastr Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
686,610	1.313	12/25/46	217,746
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
56,807	2.915	05/25/34	52,245
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
25,436	2.582	09/25/34	22,253
Thornburg Mortgage Securities Trust Series 2006-4, Class A2B
1,768,918	0.366	07/25/36	1,660,060

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
$35,373	3.080%	06/25/34	$32,910
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
710,696	1.163	03/25/47	386,293
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR10, Class 5A3
978,964	5.607	07/25/36	792,644

			5,322,560

Collateralized Mortgage Obligations — 2.8%
Interest Only(b)(d) — 0.0%
FNMA REMIC Series 2004-71, Class DI
440,364	0.000	04/25/34	10,465

Planned Amortization Class — 1.7%
FNMA REMIC Series 2003-92, Class PD
3,000,000	4.500	03/25/17	3,111,636

Regular Floater(b) — 1.1%
FHLMC REMIC Series 2005-3038, Class XA(e)
35,595	0.000	09/15/35	33,181
FHLMC REMIC Series 2006-3167, Class X(e)
6,265	0.000	06/15/36	6,243
FHLMC REMIC Series 2007-3275, Class UF(e)
32,950	0.000	02/15/37	31,510
FHLMC REMIC Series 2007-3342, Class FT
1,169,727	0.680	07/15/37	1,151,752
FNMA REMIC Series 2006-68, Class FM
705,313	0.696	08/25/36	704,573
FNMA REMIC Series 2006-81, Class LF(e)
34,739	0.000	09/25/36	34,276
FNMA REMIC Series 2007-56, Class GY(e)
51,898	0.000	06/25/37	49,858

			2,011,393

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$5,133,494

Commercial Mortgage-Backed Securities — 7.0%
Adjustable Rate Non-Agency(b) — 2.5%
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
$3,000,000	5.209%	10/15/44	$3,160,946
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
1,200,000	5.740	05/15/43	1,240,742

			4,401,688

Sequential Fixed Rate — 4.5%
CWCapital Cobalt Ltd. Series 2006-C1, Class A4
1,052,000	5.223	08/15/48	996,590
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
2,700,000	6.269	12/10/35	2,858,208

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Commercial Mortgage-Backed Securities — (continued)
Sequential Fixed Rate — (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A4
$1,500,000	4.738%	07/15/42	$1,518,016
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class A2
2,700,000	4.740	11/13/36	2,814,225

			8,187,039

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$12,588,727

Federal Agencies — 31.3%
Adjustable Rate FHLMC(b) — 2.2%
$2,111,453	4.845%	09/01/35	$2,192,309
1,671,363	4.686	10/01/35	1,747,544

			3,939,853

Adjustable Rate FNMA(b) — 1.9%
712,308	3.340	05/01/33	731,714
1,074,213	2.912	05/01/35	1,114,636
1,558,725	4.955	09/01/35	1,617,786

			3,464,136

FHLMC — 6.4%
4,323	7.000	08/01/10	4,406
6,656	7.000	11/01/11	6,947
5,750	7.000	12/01/11	6,001
40,714	7.500	06/01/15	44,290
170,797	7.000	07/01/16	184,974
790,600	5.500	02/01/18	855,052
63,815	5.500	04/01/18	69,017
46,878	4.500	05/01/18	49,365
28,220	4.500	06/01/18	29,717
66,751	4.500	09/01/18	70,292
110,819	5.500	09/01/18	119,853
85,817	4.500	10/01/18	90,369
34,214	4.500	01/01/19	36,029
30,967	4.500	03/01/19	32,610
11,815	9.500	08/01/19	13,207
784	9.500	08/01/20	879
247,885	6.500	10/01/20	272,988
38,124	4.500	07/01/24	39,719
27,971	4.500	09/01/24	29,110
374,473	4.500	11/01/24	389,956
49,468	4.500	12/01/24	51,537
70,441	6.000	03/01/29	76,557
906	6.000	04/01/29	985
49,837	7.500	12/01/29	55,157
445,235	7.000	05/01/32	494,997
1,659	6.000	08/01/32	1,800
247,284	7.000	12/01/32	274,922
50,443	5.000	12/01/35	52,331
58,728	6.000	09/01/37	63,839
86,611	6.000	02/01/38	94,258
81,532	5.000	04/01/38	84,417
336,948	6.000	07/01/38	366,364
62,100	6.000	10/01/38	67,660

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FHLMC — (continued)
$20,790	6.000%	11/01/38	$22,534
463,395	5.000	03/01/39	479,795
1,250,454	5.000	04/01/39	1,294,708
410,137	5.000	05/01/39	425,100
2,279,912	5.000	06/01/39	2,362,046
672,869	5.000	07/01/39	696,894
62,790	5.000	08/01/39	65,080
978,062	4.500	09/01/39	983,449
297,215	4.500	10/01/39	298,666
492,909	5.000	10/01/39	510,184
296,603	5.000	12/01/39	307,424

			11,475,485

FNMA — 19.4%
20,225	6.000	08/01/13	21,817
103,952	7.500	08/01/15	113,781
47,095	6.000	04/01/16	51,007
103,955	6.500	05/01/16	113,050
153,478	6.500	09/01/16	166,906
191,987	6.500	11/01/16	208,784
47,623	6.000	12/01/16	51,579
388,445	6.000	02/01/17	420,763
54,134	7.500	04/01/17	57,973
618,267	6.000	10/01/17	669,705
704,127	5.500	02/01/18	760,804
809,417	5.000	05/01/18	863,359
60,448	6.500	08/01/18	66,099
270,010	7.000	08/01/18	301,309
2,638,533	4.000	09/01/18	2,740,175
409,214	5.000	04/01/19	436,567
752,655	4.500	05/01/23	782,889
13,130	5.000	06/01/23	13,866
919,610	5.500	09/01/23	986,308
160,336	5.500	10/01/23	172,136
31,763	4.500	07/01/24	33,092
686,108	4.500	11/01/24	714,597
164,190	4.500	12/01/24	171,059
301	7.000	07/01/25	337
8,095	7.000	11/01/25	9,058
57,205	9.000	11/01/25	66,770
224,726	7.000	08/01/26	251,672
3,883	7.000	08/01/27	4,385
16,544	7.000	09/01/27	18,685
91,263	6.000	12/01/27	97,364
585	7.000	01/01/28	661
472,937	6.000	02/01/29	514,452
431,263	6.000	06/01/29	469,149
2,196	7.000	09/01/29	2,467
72,887	8.000	10/01/29	84,562
30,625	7.000	12/01/29	34,406
1,574	8.500	04/01/30	1,834
7,837	8.000	05/01/30	8,578
448	8.500	06/01/30	523
32,241	7.000	05/01/32	36,077
222,596	7.000	06/01/32	248,749

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FNMA — (continued)
$286,702	7.000%	08/01/32	$320,386
64,386	8.000	08/01/32	74,661
30,651	5.000	08/01/33	31,848
3,896	5.500	09/01/33	4,127
4,997	5.500	02/01/34	5,290
803	5.500	04/01/34	850
52,657	5.500	12/01/34	55,660
120,051	5.000	04/01/35	124,465
357,231	6.000	04/01/35	388,399
17,929	5.000	09/01/35	18,551
6,576	5.500	09/01/35	6,959
853	5.500	02/01/37	900
1,533	5.500	04/01/37	1,619
1,578	5.500	05/01/37	1,667
60,454	6.000	06/01/37	64,943
18,138	6.000	07/01/37	19,485
23,256	6.000	10/01/37	25,012
25,215	6.000	11/01/37	27,119
113,863	6.000	12/01/37	122,674
183,305	6.000	02/01/38	196,916
1,855	5.500	03/01/38	1,961
114,133	6.000	03/01/38	122,750
56,624	6.000	05/01/38	61,183
1,270	5.500	06/01/38	1,343
81,445	6.000	06/01/38	87,860
1,807	5.500	07/01/38	1,910
142,064	6.000	07/01/38	153,366
2,545	5.500	08/01/38	2,690
45,977	6.000	08/01/38	49,679
1,261	5.500	09/01/38	1,333
27,233	5.500	10/01/38	28,786
66,033	6.000	10/01/38	71,349
65,289	6.000	11/01/38	70,545
796	5.500	12/01/38	842
1,696,617	5.000	01/01/39	1,757,053
262,454	5.000	02/01/39	271,569
364,078	5.000	03/01/39	376,721
776,260	5.000	04/01/39	803,694
613,877	5.000	05/01/39	635,685
67,037	4.500	06/01/39	67,391
185,253	5.000	06/01/39	191,801
1,912,187	5.000	07/01/39	1,978,855
127,606	4.500	08/01/39	128,172
1,125,640	5.000	08/01/39	1,163,346
47,869	5.000	09/01/39	49,607
296,110	5.000	10/01/39	305,791
1,837,130	5.000	11/01/39	1,901,391
123,675	5.000	12/01/39	128,163
754,474	5.000	01/01/40	781,141
187,504	5.000	02/01/40	194,015
2,000,000	4.500	TBA-30yr(f)	2,003,750
1,000,000	5.500	TBA-30yr(f)	1,048,047
4,000,000	6.000	TBA-30yr(f)	4,264,531

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FNMA — (continued)
$3,000,000	6.500%	TBA-30yr(f)	$3,239,648

			35,204,853

GNMA — 1.4%
10,115	7.000	03/15/12	10,171
12,505	7.000	10/15/25	14,001
24,138	7.000	11/15/25	27,026
4,121	7.000	02/15/26	4,618
16,089	7.000	04/15/26	18,029
6,948	7.000	03/15/27	7,769
8,207	7.000	10/15/27	9,178
136,401	7.000	11/15/27	152,533
6,706	7.000	01/15/28	7,504
42,470	7.000	02/15/28	47,525
16,339	7.000	03/15/28	18,284
4,241	7.000	04/15/28	4,746
870	7.000	05/15/28	973
16,976	7.000	06/15/28	18,997
31,093	7.000	07/15/28	34,794
15,715	7.000	08/15/28	17,585
39,478	7.000	09/15/28	44,176
4,519	7.000	11/15/28	5,056
5,494	7.500	11/15/30	6,003
3,488	7.000	10/15/31	3,902
645	7.000	12/15/31	721
26,471	7.500	10/15/32	29,918
882,389	6.000	08/20/34	951,871
80,439	5.000	05/15/39	83,858
301,960	5.000	06/15/39	314,914
689,464	5.000	10/15/39	719,013

			2,553,165

TOTAL FEDERAL AGENCIES			$56,637,492

TOTAL MORTGAGE-BACKED OBLIGATIONS			$79,682,273

Agency Debentures — 1.5%
FNMA(g)
$100,000	0.000%	10/09/19	$58,047
Tennessee Valley Authority
700,000	4.375	06/15/15	744,542
2,000,000	5.375 (h)	04/01/56	1,993,448

TOTAL AGENCY DEBENTURES			$2,796,037

Asset-Backed Securities — 0.7%
Home Equity — 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$195,776	7.000%	09/25/37	$115,477
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
228,005	7.000	09/25/37	108,471

			223,948

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Principal	Interest	Maturity
	Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan — 0.6%
SLM Student Loan Trust Series 2006-7, Class A4(b)
	$1,000,000	0.319%	04/25/22	$987,283

TOTAL ASSET-BACKED SECURITIES				$1,211,231

Foreign Debt Obligations — 4.7%
Sovereign — 1.9%
Bundesrepublik Deutschland
EUR	1,200,000	4.250%	07/04/39	$1,742,857
Federal Republic of Brazil
	$220,000	8.250	01/20/34	280,500
	200,000	7.125	01/20/37	227,700
Province of Ontario, Canada
	300,000	4.100	06/16/14	320,487
State of Qatar
	260,000	5.150	04/09/14	278,876
	560,000	5.250 (a)	01/20/20	581,280

				3,431,700

Supranational — 2.8%
Asian Development Bank
	5,000,000	1.000	10/01/15	4,461,730
North American Development Bank
	700,000	4.375	02/11/20	691,120

				5,152,850

TOTAL FOREIGN DEBT OBLIGATIONS				$8,584,550

Municipal Debt Obligations — 1.4%
California — 0.8%
California State Various Purpose GO Bonds Series 2009
	$325,000	7.500%	04/01/34	$335,351
	450,000	7.550	04/01/39	465,242
California State Various Purpose GO Bonds Series 2010
	140,000	7.950	03/01/36	143,406
	575,000	7.625	03/01/40	598,673

				1,542,672

Missouri — 0.6%
Missouri Higher Education Loan Authority Student Loan RB Asset-Backed Notes, Series 2010 A-1(i)
	1,000,000	1.224	04/05/10	1,005,813

TOTAL MUNICIPAL DEBT OBLIGATIONS				$2,548,485

Government Guarantee Obligations — 14.7%
Achmea Hypotheekbank NV(a)(j)
	$1,300,000	3.200%	11/03/14	$1,316,578
ANZ National (International) Ltd.(a)(j)
	1,700,000	3.250	04/02/12	1,755,467
Citigroup Funding, Inc.(k)
	2,200,000	1.875	10/22/12	2,216,046
	200,000	1.875	11/15/12	201,422
Commonwealth Bank of Australia(a)(j)
	700,000	2.500	12/10/12	712,418

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligations — (continued)
Dexia Credit Local(a)(j)
$700,000	2.750%	01/10/14	$706,194
General Electric Capital Corp.(k)
2,400,000	2.000	09/28/12	2,432,671
GMAC, Inc.(k)
3,000,000	1.750	10/30/12	3,014,571
KfW Banengueppe(j)
1,400,000	1.875	01/14/13	1,405,117
Landwirtschaftliche Rentenbank(j)
1,400,000	4.125	07/15/13	1,491,752
LeasePlan Corp. NV(a)(j)
1,000,000	3.000	05/07/12	1,033,320
Royal Bank of Scotland Group PLC(a)(j)
1,900,000	1.500	03/30/12	1,904,051
600,000	2.625	05/11/12	612,580
Societe Financement de l’Economie Francaise(a)(j)
1,500,000	3.375	05/05/14	1,556,295
1,100,000	2.875	09/22/14	1,106,648
Svensk Exportkredit AB(j)
400,000	3.250	09/16/14	408,484
Swedish Housing Finance Corp.(a)(j)
300,000	3.125	03/23/12	309,100
U.S. Central Federal Credit Union(k)
600,000	1.250	10/19/11	603,593
500,000	1.900	10/19/12	504,608
Westpac Banking Corp.(a)(j)
2,000,000	3.250	12/16/11	2,067,980
1,200,000	1.900	12/14/12	1,215,007

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$26,573,902

U.S. Treasury Obligations — 9.3%
United States Treasury Inflation-Protected Securities
$3,200,000	0.875%	04/15/10	$3,661,016
750,000	2.000	01/15/16	868,709
600,000	2.500	07/15/16	703,325
300,000	2.375	01/15/25	361,004
200,000	3.625	04/15/28	326,662
300,000	2.125	02/15/40	298,151
United States Treasury Notes
2,600,000	1.375	03/15/13	2,584,660
1,600,000	2.500	03/31/15	1,595,440
3,200,000	2.375	03/31/16	3,095,872
200,000	3.000	02/28/17	196,878
1,200,000	2.750	02/15/19	1,113,744
United States Treasury Principal-Only STRIPS(g)
3,400,000	0.000	11/15/21	2,039,354

TOTAL U.S. TREASURY OBLIGATIONS			$16,844,815

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Rate	Value
Short-term Investment(b) — 8.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
14,950,228	0.031%	$14,950,228

TOTAL INVESTMENTS — 105.8%		$191,801,481

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(10,571,764)

NET ASSETS — 100.0%		$181,229,717

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $23,854,601, which represents approximately 13.2% of net assets as of March 31, 2010.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(c) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(e) Issued with a zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(f) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $10,555,976, which represents approximately 5.8% of net assets as of March 31, 2010.
(g) Issued with zero coupon. Income is recognized through the accretion of discount.
(h) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.
(i) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at March 31, 2010.
(j) Represents securities which are guaranteed by a foreign government. Total market value of these securities amounts to $17,600,991, which represents approximately 9.7% of net assets as of March 31, 2010.
(k) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of the securities amounts to $8,972,911, which represents approximately 5.0% of net assets as of March 31, 2010.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2010, the Fund had outstanding forward foreign currency exchange contracts, both, to purchase and sell foreign currencies:
Forward Foreign Currency Exchange Contracts with Unrealized Gain

		Contract	Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Type	Date	Current Value	Current Value	Gain

Citibank NA	JPY	Sale	6/16/10	$214,000	$204,248	$9,752
	NZD	Purchase	6/16/10	210,816	212,055	1,239
Deutsche Bank Securities, Inc.	EUR	Sale	4/30/10	2,005,397	2,002,324	3,073
	NZD	Purchase	6/16/10	1,380,349	1,393,857	13,508
HSBC Bank PLC	AUD	Purchase	6/16/10	210,675	212,056	1,381
	GBP	Sale	6/16/10	212,121	210,846	1,275
JPMorgan Chase Bank NA	CAD	Purchase	6/16/10	214,000	220,921	6,921
Morgan Stanley & Co., Inc.	CAD	Purchase	6/16/10	809,688	821,175	11,487
Royal Bank of Canada	EUR	Sale	6/16/10	459,389	457,206	2,183
UBS AG	EUR	Sale	6/16/10	852,715	842,805	9,910
Westpac Banking Corp.	AUD	Purchase	6/16/10	210,178	211,145	967
	JPY	Sale	6/16/10	212,000	209,898	2,102

TOTAL						$63,798

Forward Foreign Currency Exchange Contracts with Unrealized Loss

		Contract	Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Type	Date	Current Value	Current Value	Loss

Bank of America NA	CHF	Sale	6/16/10	$405,644	$414,582	$(8,938)
Citibank NA	NZD	Sale	6/16/10	198,581	200,745	(2,164)
	NOK	Purchase	6/16/10	213,000	208,363	(4,637)
Deutsche Bank Securities, Inc.	EUR	Sale	6/16/10	213,476	216,104	(2,628)
HSBC Bank PLC	EUR	Purchase	6/16/10	423,373	422,753	(620)
	JPY	Purchase	6/16/10	423,000	420,006	(2,994)
	NOK	Sale	6/16/10	212,000	215,855	(3,855)
	CHF	Sale	6/16/10	213,000	216,233	(3,233)
JPMorgan Chase Bank NA	JPY	Purchase	6/16/10	54,816	52,967	(1,849)
Merrill Lynch & Co., Inc.	NZD	Purchase	6/16/10	211,778	210,641	(1,137)
Royal Bank of Canada	JPY	Purchase	6/16/10	221,000	213,826	(7,174)
UBS AG	AUD	Sale	6/16/10	211,129	213,876	(2,747)
	EUR	Sale	6/16/10	421,244	424,104	(2,860)
Westpac Banking Corp.	AUD	Sale	6/16/10	1,014,668	1,024,018	(9,350)

TOTAL						$(54,186)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
Forward Foreign Cross Currency Exchange Contracts with Unrealized Gain (Purchase/Sale)

		Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Date	Current Value	Current Value	Gain

Barclays Bank PLC	NOK/EUR	6/16/10	$316,052	$316,517	$465
HSBC Bank PLC	GBP/EUR	6/16/10	421,403	425,719	4,316
	CAD/EUR	6/16/10	214,753	220,772	6,019
	EUR/SEK	6/16/10	424,126	426,805	2,679
	NZD/EUR	6/16/10	213,403	219,823	6,420
	NOK/EUR	6/16/10	974,920	979,081	4,161
	CHF/JPY	6/16/10	211,100	212,569	1,469
Royal Bank of Scotland	GBP/EUR	6/16/10	212,052	213,147	1,095
UBS AG	GBP/EUR	6/16/10	588,911	599,785	10,874
	CAD/JPY	6/16/10	205,592	213,648	8,056
	CHF/EUR	6/16/10	321,455	322,049	594
	CHF/JPY	6/16/10	206,370	213,518	7,148

TOTAL					$53,296

Forward Foreign Cross Currency Exchange Contracts with Unrealized Loss (Purchase/Sale)

		Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Date	Current Value	Current Value	Loss

Barclays Bank PLC	SEK/EUR	6/16/10	$212,052	$211,524	$(528)
Citibank NA	AUD/EUR	6/16/10	212,052	211,957	(95)
	EUR/AUD	6/16/10	320,720	320,104	(616)
	EUR/CAD	6/16/10	215,762	210,701	(5,061)
	EUR/CHF	6/16/10	324,635	316,052	(8,583)
	NZD/EUR	6/16/10	212,052	210,953	(1,099)
HSBC Bank PLC	EUR/CHF	6/16/10	322,385	317,403	(4,982)
	SEK/NOK	6/16/10	171,696	170,093	(1,603)
JPMorgan Chase Bank NA	EUR/GBP	6/16/10	213,620	213,403	(217)
	EUR/NZD	6/16/10	424,575	422,754	(1,821)
	EUR/CAD	6/16/10	427,486	426,805	(681)
Morgan Stanley & Co., Inc.	EUR/NOK	6/16/10	210,820	210,701	(119)
Royal Bank of Canada	CAD/EUR	6/16/10	212,052	211,338	(714)
	EUR/GBP	6/16/10	211,698	210,701	(997)
Royal Bank of Scotland	EUR/GBP	6/16/10	431,618	428,156	(3,462)
State Street Bank and Trust	SEK/EUR	6/16/10	484,795	481,624	(3,171)
UBS AG	SEK/NOK	6/16/10	216,464	212,566	(3,898)

TOTAL					$(37,647)

FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long	Date	Value	Gain (Loss)

Euro-Bobl	16	June 2010	$2,530,146	$4,678
Euro-Bund	27	June 2010	4,498,272	17,527
Eurodollars	1	June 2010	249,075	2,882
Eurodollars	1	December 2010	247,925	470
Eurodollars	1	March 2011	247,050	3,986
Eurodollars	1	June 2011	246,113	3,861
Eurodollars	1	September 2011	245,200	3,659
Eurodollars	1	December 2011	244,312	3,453
Long Gilt	29	June 2010	5,049,861	28,730
U.S. Treasury Bonds	51	June 2010	5,922,375	(24,427)
2 Year U.S. Treasury Notes	39	June 2010	8,461,172	(1,839)
5 Year U.S. Treasury Notes	66	June 2010	7,579,687	(20,471)
10 Year U.S. Treasury Notes	74	June 2010	8,602,500	(62,270)

TOTAL				$(39,761)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$189,743,090

Gross unrealized gain	5,121,326
Gross unrealized loss	(3,062,935)

Net unrealized security gain	$2,058,391

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.9%
Automobiles & Components — 0.7%
62,713	Ford Motor Co.*	$788,302
4,600	Harley-Davidson, Inc.	129,122
12,635	Johnson Controls, Inc.	416,829
4,800	The Goodyear Tire & Rubber Co.*	60,672

		1,394,925

Banks — 3.2%
13,000	BB&T Corp.	421,070
3,050	Comerica, Inc.	116,022
14,805	Fifth Third Bancorp	201,200
4,281	First Horizon National Corp.*	60,154
8,700	Hudson City Bancorp, Inc.	123,192
12,749	Huntington Bancshares, Inc.	68,462
15,300	KeyCorp	118,575
1,516	M&T Bank Corp.	120,340
9,100	Marshall & Ilsley Corp.	73,255
7,100	People’s United Financial, Inc.	111,044
9,657	PNC Financial Services Group, Inc.	576,523
23,325	Regions Financial Corp.	183,101
9,300	SunTrust Banks, Inc.	249,147
35,851	U.S. Bancorp	927,824
98,039	Wells Fargo & Co.	3,050,974
2,800	Zions Bancorporation	61,096

		6,461,979

Capital Goods — 7.9%
13,339	3M Co.	1,114,740
11,871	Caterpillar, Inc.	746,092
3,900	Cummins, Inc.	241,605
5,000	Danaher Corp.	399,550
7,979	Deere & Co.	474,431
3,401	Dover Corp.	158,997
3,100	Eaton Corp.	234,887
14,296	Emerson Electric Co.	719,661
2,500	Fastenal Co.	119,975
880	First Solar, Inc.*	107,932
1,100	Flowserve Corp.	121,297
3,282	Fluor Corp.	152,646
7,206	General Dynamics Corp.	556,303
201,508	General Electric Co.	3,667,446
2,437	Goodrich Corp.	171,857
14,508	Honeywell International, Inc.	656,777
7,300	Illinois Tool Works, Inc.	345,728
3,400	ITT Corp.	182,274
2,300	Jacobs Engineering Group, Inc.*	103,937
2,200	L-3 Communications Holdings, Inc.	201,586
6,051	Lockheed Martin Corp.	503,564
6,500	Masco Corp.	100,880
5,592	Northrop Grumman Corp.	366,667
6,893	PACCAR, Inc.	298,743
2,100	Pall Corp.	85,029
3,148	Parker Hannifin Corp.	203,802
2,700	Precision Castparts Corp.	342,117
4,100	Quanta Services, Inc.*	78,556
7,276	Raytheon Co.	415,605
2,800	Rockwell Automation, Inc.	157,808
3,060	Rockwell Collins, Inc.	191,525
1,800	Roper Industries, Inc.	104,112

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
1,103	Snap-On, Inc.	$47,804
5,100	Textron, Inc.	108,273
14,267	The Boeing Co.	1,035,927
17,714	United Technologies Corp.	1,303,928
1,233	W.W. Grainger, Inc.	133,312

		15,955,373

Commercial & Professional Services — 0.6%
2,100	Avery Dennison Corp.	76,461
2,300	Cintas Corp.	64,607
1,000	Dun & Bradstreet Corp.	74,420
2,450	Equifax, Inc.	87,710
3,600	Iron Mountain, Inc.	98,640
4,100	Pitney Bowes, Inc.	100,245
4,200	R.R. Donnelley & Sons Co.	89,670
6,310	Republic Services, Inc.	183,116
2,800	Robert Half International, Inc.	85,204
1,600	Stericycle, Inc.*	87,200
8,949	Waste Management, Inc.	308,114

		1,255,387

Consumer Durables & Apparel — 1.0%
6,000	Coach, Inc.	237,120
4,700	D.R. Horton, Inc.	59,220
5,000	Eastman Kodak Co.*	28,950
2,700	Fortune Brands, Inc.	130,977
1,100	Harman International Industries, Inc.*	51,458
2,521	Hasbro, Inc.	96,504
3,100	Leggett & Platt, Inc.	67,084
3,100	Lennar Corp. Class A	53,351
6,751	Mattel, Inc.	153,518
5,633	Newell Rubbermaid, Inc.	85,622
7,359	NIKE, Inc. Class B	540,886
1,000	Polo Ralph Lauren Corp.	85,040
5,413	Pulte Group, Inc.*	60,896
2,952	Stanley Black & Decker, Inc.	169,474
1,600	VF Corp.	128,240
1,459	Whirlpool Corp.	127,298

		2,075,638

Consumer Services — 1.7%
2,400	Apollo Group, Inc. Class A*	147,096
8,200	Carnival Corp.	318,816
2,720	Darden Restaurants, Inc.	121,149
1,100	DeVry, Inc.	71,720
6,500	H&R Block, Inc.	115,700
5,700	International Game Technology	105,165
4,663	Marriott International, Inc. Class A	146,978
20,397	McDonald’s Corp.	1,360,888
14,156	Starbucks Corp.*	343,566
3,600	Starwood Hotels & Resorts Worldwide, Inc.	167,904
3,426	Wyndham Worldwide Corp.	88,151
1,300	Wynn Resorts Ltd.	98,579
8,997	Yum! Brands, Inc.	344,855

		3,430,567

Diversified Financials — 8.0%
22,631	American Express Co.	933,755

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
4,880	Ameriprise Financial, Inc.	$221,357
188,992	Bank of America Corp.	3,373,507
8,333	Capital One Financial Corp.	345,070
368,540	Citigroup, Inc.*	1,492,587
1,239	CME Group, Inc.	391,660
10,317	Discover Financial Services	153,723
27,500	E*Trade Financial Corp.*	45,375
1,656	Federated Investors, Inc. Class B	43,685
2,830	Franklin Resources, Inc.	313,847
1,400	IntercontinentalExchange, Inc.*	157,052
8,400	Invesco Ltd.	184,044
3,700	Janus Capital Group, Inc.	52,873
75,134	JPMorgan Chase & Co.	3,362,247
3,100	Legg Mason, Inc.	88,877
3,800	Leucadia National Corp.*	94,278
3,600	Moody’s Corp.	107,100
25,847	Morgan Stanley	757,059
4,500	Northern Trust Corp.	248,670
4,700	NYSE Euronext	139,167
8,571	SLM Corp.*	107,309
9,267	State Street Corp.	418,312
4,900	T. Rowe Price Group, Inc.	269,157
22,915	The Bank of New York Mellon Corp.	707,615
17,742	The Charles Schwab Corp.	331,598
9,977	The Goldman Sachs Group, Inc.(a)	1,702,376
2,800	The NASDAQ OMX Group, Inc.*	59,136

		16,101,436

Energy — 10.8%
9,318	Anadarko Petroleum Corp.	678,630
6,416	Apache Corp.	651,224
5,993	Baker Hughes, Inc.	280,712
5,800	BJ Services Co.	124,120
2,100	Cabot Oil & Gas Corp.	77,280
4,500	Cameron International Corp.*	192,870
12,217	Chesapeake Energy Corp.	288,810
37,973	Chevron Corp.	2,879,493
28,052	ConocoPhillips	1,435,421
3,400	Consol Energy, Inc.	145,044
7,500	Denbury Resources, Inc.*	126,525
8,472	Devon Energy Corp.	545,851
1,200	Diamond Offshore Drilling, Inc.	106,572
13,630	El Paso Corp.	147,749
4,781	EOG Resources, Inc.	444,346
88,963	Exxon Mobil Corp.	5,958,742
2,423	FMC Technologies, Inc.*	156,599
17,117	Halliburton Co.	515,735
2,000	Helmerich & Payne, Inc.	76,160
5,600	Hess Corp.	350,280
13,608	Marathon Oil Corp.	430,557
1,700	Massey Energy Co.	88,893
3,600	Murphy Oil Corp.	202,284
5,300	Nabors Industries Ltd.*	104,039
7,818	National-Oilwell Varco, Inc.	317,254
3,300	Noble Energy, Inc.	240,900
15,300	Occidental Petroleum Corp.	1,293,462
5,106	Peabody Energy Corp.	233,344

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
2,300	Pioneer Natural Resources Co.	$129,536
3,100	Range Resources Corp.	145,297
2,300	Rowan Companies, Inc.*	66,953
22,493	Schlumberger Ltd.	1,427,406
4,600	Smith International, Inc.	196,972
6,400	Southwestern Energy Co.*	260,608
12,342	Spectra Energy Corp.	278,065
2,300	Sunoco, Inc.	68,333
3,000	Tesoro Corp.	41,700
11,083	The Williams Companies, Inc.	256,017
10,813	Valero Energy Corp.	213,016
11,050	XTO Energy, Inc.	521,339

		21,698,138

Food & Staples Retailing — 2.7%
8,287	Costco Wholesale Corp.	494,817
26,064	CVS Caremark Corp.	952,900
7,700	Safeway, Inc.	191,422
4,273	SUPERVALU, Inc.	71,273
11,200	Sysco Corp.	330,400
12,432	The Kroger Co.	269,277
18,800	Walgreen Co.	697,292
40,160	Wal-Mart Stores, Inc.	2,232,896
3,100	Whole Foods Market, Inc.*	112,065

		5,352,342

Food, Beverage & Tobacco — 5.8%
39,526	Altria Group, Inc.	811,074
11,933	Archer-Daniels-Midland Co.	344,864
2,050	Brown-Forman Corp. Class B	121,872
3,700	Campbell Soup Co.	130,795
6,150	Coca-Cola Enterprises, Inc.	170,109
8,300	ConAgra Foods, Inc.	208,081
3,400	Constellation Brands, Inc. Class A*	55,896
3,300	Dean Foods Co.*	51,777
4,900	Dr. Pepper Snapple Group, Inc.	172,333
6,162	General Mills, Inc.	436,208
5,968	H.J. Heinz Co.	272,200
1,200	Hormel Foods Corp.	50,412
4,900	Kellogg Co.	261,807
32,657	Kraft Foods, Inc. Class A	987,548
2,816	Lorillard, Inc.	211,876
2,400	McCormick & Co., Inc.	92,064
3,902	Mead Johnson Nutrition Co. Class A	203,021
3,100	Molson Coors Brewing Co. Class B	130,386
30,762	PepsiCo, Inc.	2,035,214
35,544	Philip Morris International, Inc.	1,853,975
3,145	Reynolds American, Inc.	169,767
13,000	Sara Lee Corp.	181,090
43,380	The Coca-Cola Co.	2,385,900
3,200	The Hershey Co.	136,992
2,234	The J.M. Smucker Co.	134,621
5,400	Tyson Foods, Inc. Class A	103,410

		11,713,292

Health Care Equipment & Services — 4.0%
8,389	Aetna, Inc.	294,538
5,460	AmerisourceBergen Corp.	157,903

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
11,510	Baxter International, Inc.	$669,882
4,523	Becton, Dickinson and Co.	356,096
29,006	Boston Scientific Corp.*	209,423
1,767	C. R. Bard, Inc.	153,058
6,832	Cardinal Health, Inc.	246,157
3,416	CareFusion Corp.*	90,285
5,119	CIGNA Corp.	187,253
2,600	Coventry Health Care, Inc.*	64,272
1,900	DaVita, Inc.*	120,460
2,900	DENTSPLY International, Inc.	101,065
5,237	Express Scripts, Inc.*	532,917
3,090	Hospira, Inc.*	175,048
3,200	Humana, Inc.*	149,664
751	Intuitive Surgical, Inc.*	261,446
2,000	Laboratory Corp. of America Holdings*	151,420
5,164	McKesson Corp.	339,378
8,637	Medco Health Solutions, Inc.*	557,605
20,858	Medtronic, Inc.	939,236
1,681	Patterson Companies, Inc.	52,195
2,700	Quest Diagnostics, Inc.	157,383
5,980	St. Jude Medical, Inc.*	245,479
5,300	Stryker Corp.	303,266
8,150	Tenet Healthcare Corp.*	46,618
21,670	UnitedHealth Group, Inc.	707,959
2,300	Varian Medical Systems, Inc.*	127,259
8,264	WellPoint, Inc.*	532,036
4,017	Zimmer Holdings, Inc.*	237,806

		8,167,107

Household & Personal Products — 2.6%
8,000	Avon Products, Inc.	270,960
9,248	Colgate-Palmolive Co.	788,484
7,840	Kimberly-Clark Corp.	492,979
2,600	The Clorox Co.	166,764
2,200	The Estee Lauder Companies, Inc. Class A	142,714
54,695	The Procter & Gamble Co.	3,460,553

		5,322,454

Insurance — 3.8%
8,892	Aflac, Inc.	482,747
2,441	American International Group, Inc.*	83,336
4,850	Aon Corp.	207,143
2,100	Assurant, Inc.	72,198
31,159	Berkshire Hathaway, Inc. Class B*	2,532,292
3,068	Cincinnati Financial Corp.	88,665
8,600	Genworth Financial, Inc. Class A*	157,724
7,073	Hartford Financial Services Group, Inc.	201,015
5,858	Lincoln National Corp.	179,841
6,547	Loews Corp.	244,072
9,788	Marsh & McLennan Companies, Inc.	239,023
15,581	MetLife, Inc.	675,280
6,032	Principal Financial Group, Inc.	176,195
8,733	Prudential Financial, Inc.	528,346
10,338	The Allstate Corp.	334,021
6,349	The Chubb Corp.	329,196
12,582	The Progressive Corp.	240,190
9,684	The Travelers Companies, Inc.	522,355

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
1,441	Torchmark Corp.	$77,108
6,418	Unum Group	158,974
6,200	XL Capital Ltd. Class A	117,180

		7,646,901

Materials — 3.4%
4,000	Air Products & Chemicals, Inc.	295,800
1,500	Airgas, Inc.	95,430
2,200	AK Steel Holding Corp.	50,292
18,268	Alcoa, Inc.	260,136
1,851	Allegheny Technologies, Inc.	99,936
1,800	Ball Corp.	96,084
1,900	Bemis Co., Inc.	54,568
890	CF Industries Holdings, Inc.	81,150
2,494	Cliffs Natural Resources, Inc.	176,949
17,138	E.I. du Pont de Nemours & Co.	638,219
1,400	Eastman Chemical Co.	89,152
4,412	Ecolab, Inc.	193,907
1,300	FMC Corp.	78,702
8,218	Freeport-McMoRan Copper & Gold, Inc.	686,532
1,400	International Flavors & Fragrances, Inc.	66,738
8,459	International Paper Co.	208,176
3,198	MeadWestvaco Corp.	81,709
10,354	Monsanto Co.	739,483
9,387	Newmont Mining Corp.	478,080
5,900	Nucor Corp.	267,742
3,000	Owens-Illinois, Inc.*	106,620
2,700	Pactiv Corp.*	67,986
3,200	PPG Industries, Inc.	209,280
5,800	Praxair, Inc.	481,400
3,316	Sealed Air Corp.	69,901
2,200	Sigma-Aldrich Corp.	118,052
21,713	The Dow Chemical Co.	642,054
1,500	Titanium Metals Corp.*	24,885
2,720	United States Steel Corp.	172,774
2,400	Vulcan Materials Co.	113,376
3,892	Weyerhaeuser Co.	176,191

		6,921,304

Media — 3.0%
12,964	CBS Corp. Class B	180,718
53,212	Comcast Corp. Class A	1,001,450
17,492	DIRECTV Class A*	591,404
5,400	Discovery Communications, Inc. Class A*	182,466
4,271	Gannett Co., Inc.	70,557
500	Meredith Corp.	17,205
42,786	News Corp. Class A	616,546
6,048	Omnicom Group, Inc.	234,723
1,700	Scripps Networks Interactive, Inc. Class A	75,395
8,571	The Interpublic Group of Companies, Inc.*	71,311
5,808	The McGraw-Hill Companies, Inc.	207,055
2,200	The New York Times Co. Class A*	24,486
36,329	The Walt Disney Co.	1,268,245
133	The Washington Post Co. Class B	59,076

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
6,796	Time Warner Cable, Inc.	$362,295
21,471	Time Warner, Inc.	671,398
11,644	Viacom, Inc. Class B*	400,321

		6,034,651

Pharmaceuticals, Biotechnology & Life Sciences — 8.0%
29,298	Abbott Laboratories	1,543,419
5,900	Allergan, Inc.	385,388
18,468	Amgen, Inc.*	1,103,648
5,115	Biogen Idec, Inc.*	293,396
32,626	Bristol-Myers Squibb Co.	871,114
8,700	Celgene Corp.*	539,052
1,400	Cephalon, Inc.*	94,892
19,242	Eli Lilly & Co.	696,945
5,600	Forest Laboratories, Inc.*	175,616
5,125	Genzyme Corp.*	265,629
17,200	Gilead Sciences, Inc.*	782,256
51,794	Johnson & Johnson	3,376,969
4,666	King Pharmaceuticals, Inc.*	54,872
3,470	Life Technologies Corp.*	181,377
58,869	Merck & Co., Inc.	2,198,757
1,000	Millipore Corp.*	105,600
5,900	Mylan, Inc.*	133,989
2,300	PerkinElmer, Inc.	54,970
151,956	Pfizer, Inc.	2,606,045
7,768	Thermo Fisher Scientific, Inc.*	399,586
1,800	Waters Corp.*	121,572
2,100	Watson Pharmaceuticals, Inc.*	87,717

		16,072,809

Real Estate — 1.2%
2,080	Apartment Investment & Management Co. Class A (REIT)	38,293
1,591	AvalonBay Communities, Inc. (REIT)	137,383
2,627	Boston Properties, Inc. (REIT)	198,181
4,300	CB Richard Ellis Group, Inc. Class A*	68,155
223	Developers Diversified Realty Corp. (REIT)	2,714
5,200	Equity Residential (REIT)	203,580
5,600	HCP, Inc. (REIT)	184,800
2,400	Health Care REIT, Inc. (REIT)	108,552
11,652	Host Hotels & Resorts, Inc. (REIT)	170,702
7,800	Kimco Realty Corp. (REIT)	121,992
3,200	Plum Creek Timber Co., Inc. (REIT)	124,512
9,300	ProLogis (REIT)	122,760
2,551	Public Storage, Inc. (REIT)	234,666
5,407	Simon Property Group, Inc. (REIT)	453,647
2,900	Ventas, Inc. (REIT)	137,692
2,922	Vornado Realty Trust (REIT)	221,195

		2,528,824

Retailing — 3.6%
1,777	Abercrombie & Fitch Co. Class A	81,102
6,338	Amazon.com, Inc.*	860,257
1,672	AutoNation, Inc.*	30,230
579	AutoZone, Inc.*	100,219
4,924	Bed Bath & Beyond, Inc.*	215,474
6,550	Best Buy Co., Inc.	278,637

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
1,700	Big Lots, Inc.*	$61,914
3,800	Expedia, Inc.	94,848
2,700	Family Dollar Stores, Inc.	98,847
3,200	GameStop Corp. Class A*	70,112
3,140	Genuine Parts Co.	132,634
4,600	J.C. Penney Co., Inc.	147,982
5,719	Kohl’s Corp.*	313,287
5,000	Limited Brands, Inc.	123,100
28,036	Lowe’s Companies, Inc.	679,593
8,134	Macy’s, Inc.	177,077
3,224	Nordstrom, Inc.	131,700
5,100	Office Depot, Inc.*	40,698
2,500	O’Reilly Automotive, Inc.*	104,275
860	Priceline.com, Inc.*	219,300
2,300	RadioShack Corp.	52,049
2,378	Ross Stores, Inc.	127,152
900	Sears Holdings Corp.*	97,587
13,897	Staples, Inc.	325,051
14,339	Target Corp.	754,231
8,950	The Gap, Inc.	206,835
32,064	The Home Depot, Inc.	1,037,270
1,600	The Sherwin-Williams Co.	108,288
8,093	The TJX Companies, Inc.	344,114
2,400	Tiffany & Co.	113,976
2,500	Urban Outfitters, Inc.*	95,075

		7,222,914

Semiconductors & Semiconductor Equipment — 2.5%
10,200	Advanced Micro Devices, Inc.*	94,554
5,474	Altera Corp.	133,073
5,400	Analog Devices, Inc.	155,628
25,122	Applied Materials, Inc.	338,644
8,250	Broadcom Corp. Class A	273,735
103,980	Intel Corp.	2,314,595
3,425	KLA-Tencor Corp.	105,901
4,200	Linear Technology Corp.	118,776
12,700	LSI Corp.*	77,724
3,700	MEMC Electronic Materials, Inc.*	56,721
3,600	Microchip Technology, Inc.	101,376
15,643	Micron Technology, Inc.*	162,531
4,400	National Semiconductor Corp.	63,580
1,865	Novellus Systems, Inc.*	46,625
10,650	NVIDIA Corp.*	185,097
3,400	Teradyne, Inc.*	37,978
23,228	Texas Instruments, Inc.	568,389
5,100	Xilinx, Inc.	130,050

		4,964,977

Software & Services — 7.4%
10,115	Adobe Systems, Inc.*	357,768
3,300	Akamai Technologies, Inc.*	103,653
4,500	Autodesk, Inc.*	132,390
9,500	Automatic Data Processing, Inc.	422,465
3,500	BMC Software, Inc.*	133,000
7,804	CA, Inc.	183,160
3,400	Citrix Systems, Inc.*	161,398
5,635	Cognizant Technology Solutions Corp. Class A*	287,272

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
3,000	Computer Sciences Corp.*	$163,470
4,700	Compuware Corp.*	39,480
21,344	eBay, Inc.*	575,221
6,000	Electronic Arts, Inc.*	111,960
6,400	Fidelity National Information Services, Inc.	150,016
3,050	Fiserv, Inc.*	154,818
4,549	Google, Inc. Class A*	2,579,329
6,100	Intuit, Inc.*	209,474
1,800	Mastercard, Inc. Class A	457,200
2,900	McAfee, Inc.*	116,377
143,747	Microsoft Corp.	4,207,475
2,600	Monster Worldwide, Inc.*	43,186
7,400	Novell, Inc.*	44,326
73,563	Oracle Corp.	1,889,833
6,009	Paychex, Inc.	184,476
3,655	Red Hat, Inc.*	106,982
5,833	SAIC, Inc.*	103,244
2,100	Salesforce.com, Inc.*	156,345
15,512	Symantec Corp.*	262,463
12,919	The Western Union Co.	219,106
4,100	Total System Services, Inc.	64,206
3,402	VeriSign, Inc.*	88,486
8,380	Visa, Inc. Class A	762,831
22,200	Yahoo!, Inc.*	366,966

		14,838,376

Technology Hardware & Equipment — 8.9%
6,596	Agilent Technologies, Inc.*	226,836
3,400	Amphenol Corp. Class A	143,446
17,123	Apple, Inc.*	4,022,706
108,358	Cisco Systems, Inc.*	2,820,559
29,525	Corning, Inc.	596,700
32,600	Dell, Inc.*	489,326
38,472	EMC Corp.*	694,035
2,900	FLIR Systems, Inc.*	81,780
2,400	Harris Corp.	113,976
44,533	Hewlett-Packard Co.	2,366,929
24,547	International Business Machines Corp.	3,148,153
3,783	Jabil Circuit, Inc.	61,247
4,625	JDS Uniphase Corp.*	57,951
10,100	Juniper Networks, Inc.*	309,868
1,600	Lexmark International, Inc. Class A*	57,728
2,725	Molex, Inc.	56,844
44,682	Motorola, Inc.*	313,668
6,411	NetApp, Inc.*	208,742
2,300	QLogic Corp.*	46,690
31,518	QUALCOMM, Inc.	1,323,441
4,400	SanDisk Corp.*	152,372
6,600	Tellabs, Inc.	49,962
3,100	Teradata Corp.*	89,559
4,200	Western Digital Corp.*	163,758
25,676	Xerox Corp.	250,341

		17,846,617

Telecommunication Services — 2.8%
7,540	American Tower Corp. Class A*	321,279
111,106	AT&T, Inc.	2,870,979

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — (continued)
5,827	CenturyTel, Inc.	$206,626
6,600	Frontier Communications Corp.	49,104
5,400	MetroPCS Communications, Inc.*	38,232
27,663	Qwest Communications International, Inc.	144,401
54,510	Sprint Nextel Corp.*	207,138
53,343	Verizon Communications, Inc.	1,654,700
7,681	Windstream Corp.	83,646

		5,576,105

Transportation — 1.9%
3,130	C.H. Robinson Worldwide, Inc.	174,810
7,262	CSX Corp.	369,636
4,100	Expeditors International of Washington, Inc.	151,372
5,900	FedEx Corp.	551,060
6,935	Norfolk Southern Corp.	387,597
1,100	Ryder System, Inc.	42,636
14,018	Southwest Airlines Co.	185,318
9,620	Union Pacific Corp.	705,146
18,692	United Parcel Service, Inc. Class B	1,203,952

		3,771,527

Utilities — 3.4%
3,500	Allegheny Energy, Inc.	80,500
4,477	Ameren Corp.	116,760
9,191	American Electric Power Co., Inc.	314,148
7,198	CenterPoint Energy, Inc.	103,363
4,200	CMS Energy Corp.	64,932
5,200	Consolidated Edison, Inc.	231,608
3,877	Constellation Energy Group, Inc.	136,121
11,247	Dominion Resources, Inc.	462,364
3,100	DTE Energy Co.	138,260
24,693	Duke Energy Corp.	402,990
6,269	Edison International	214,212
3,475	Entergy Corp.	282,691
2,400	EQT Corp.	98,400
12,481	Exelon Corp.	546,793
5,811	FirstEnergy Corp.	227,152
7,846	FPL Group, Inc.	379,197
1,431	Integrys Energy Group, Inc.	67,801
1,000	Nicor, Inc.	41,920
5,300	NiSource, Inc.	83,740
3,290	Northeast Utilities	90,936
5,000	NRG Energy, Inc.*	104,500
2,000	Oneok, Inc.	91,300
4,300	Pepco Holdings, Inc.	73,745
7,031	PG&E Corp.	298,255
2,000	Pinnacle West Capital Corp.	75,460
7,051	PPL Corp.	195,383
5,177	Progress Energy, Inc.	203,767
9,742	Public Service Enterprise Group, Inc.	287,584
3,350	Questar Corp.	144,720
2,131	SCANA Corp.	80,104
4,613	Sempra Energy	230,189
15,141	Southern Co.	502,076
3,600	TECO Energy, Inc.	57,204
13,164	The AES Corp.*	144,804

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
2,100	Wisconsin Energy Corp.	$103,761
8,510	Xcel Energy, Inc.	180,412

		6,857,152

TOTAL COMMON STOCKS		$199,210,795

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligation(b)(c) — 0.2%
United States Treasury Bill
$355,000	0.000%	06/17/10	$354,886

Shares	Rate	Value
Short-term Investment(d) — 0.9%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,769,201	0.031%	$1,769,201

TOTAL INVESTMENTS — 100.0%		$201,334,882

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		91,313

NET ASSETS — 100.0%		$201,426,195

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
(b) Issued with zero coupon. Income is recognized through the accretion of discount.
(c) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.
(d) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long	Date	Value	Gain (Loss)

S&P 500 E-mini Index	43	June 2010	$2,505,180	$41,486

TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$200,514,772

Gross unrealized gain	30,558,612
Gross unrealized loss	(29,738,502)

Net unrealized security gain	$820,110

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 48.8%
Adjustable Rate Non-Agency(a) — 1.5%
First Horizon Alternative Mortgage Securities Series 2005-AA7, Class 2A1
$479,680	5.387%	09/25/35	$335,412
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
482,979	5.811	08/19/36	316,493
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
486,003	3.559	07/25/35	470,802

			1,122,707

Collateralized Mortgage Obligations — 4.1%
Interest Only(a)(b) — 0.0%
FNMA REMIC Series 2004-47, Class EI
292,796	0.000	06/25/34	2,054
FNMA REMIC Series 2004-62, Class DI
131,791	0.000	07/25/33	835

			2,889

Planned Amortization Class — 0.0%
FHLMC REMIC Series 2003-2719, Class GC
26,774	5.000	06/15/26	26,730

Regular Floater(a) — 1.8%
FHLMC REMIC Series 2007-3325, Class SX(c)
36,974	0.000	06/15/37	34,912
FNMA REMIC Series 2007-2, Class FM
618,994	0.496	02/25/37	606,407
FNMA REMIC Series 2007-20, Class FP
660,065	0.546	03/25/37	653,194
FNMA REMIC Series 2007-53, Class UF(c)
38,453	0.000	06/25/37	35,655

			1,330,168

Sequential Fixed Rate — 2.3%
Banc of America Funding Corp. Series 2007-8, Class 2A1
620,024	7.000	10/25/37	408,295
FHLMC REMIC Series 2007-3284, Class CA
507,876	5.000	10/15/21	535,937
FNMA REMIC Series 2007-36, Class AB
732,687	5.000	11/25/21	772,492

			1,716,724

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$3,076,511

Federal Agencies — 43.2%
Adjustable Rate FHLMC(a) — 1.3%
$527,863	4.845%	09/01/35	$548,077
417,841	4.686	10/01/35	436,886

			984,963

Adjustable Rate FNMA(a) — 1.7%
237,436	3.340	05/01/33	243,905
537,106	2.912	05/01/35	557,318
442,265	5.116	12/01/35	461,941

			1,263,164

FHLMC — 4.3%
5,487	10.000	03/01/21	6,066
7,989	6.500	06/01/23	8,681
187,842	5.000	05/01/39	194,695

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FHLMC — (continued)
$855,084	5.000%	06/01/39	$885,862
287,795	5.000	07/01/39	298,086
492,909	5.000	10/01/39	510,183
296,603	5.000	12/01/39	307,424
1,000,000	5.500	TBA-30yr(d)	1,056,016

			3,267,013

FNMA — 34.8%
2,509	5.000	02/01/14	2,595
43,322	5.000	11/01/17	46,182
207,281	5.000	12/01/17	220,969
160,779	5.000	01/01/18	171,396
66,723	5.000	02/01/18	71,263
183,814	5.000	03/01/18	196,320
585,313	5.000	04/01/18	625,135
290,981	5.000	05/01/18	310,777
593,352	5.000	06/01/18	633,721
16,880	5.000	07/01/18	18,029
1,055,413	4.000	09/01/18	1,096,070
383,765	5.000	11/01/18	409,874
501,635	5.000	12/01/18	535,764
36,540	5.000	01/01/19	39,026
88,841	5.000	02/01/19	94,780
395,302	5.000	03/01/19	421,726
802,144	5.500	03/01/19	864,311
350,754	5.000	04/01/19	374,200
453,354	5.000	06/01/19	484,198
278,226	6.000	09/01/19	301,374
429,834	5.000	12/01/19	458,654
345,488	6.000	12/01/20	374,232
12,200	8.000	09/01/21	14,030
16,487	5.000	04/01/23	17,412
83,991	5.000	06/01/23	88,701
78	6.000	03/01/32	84
5,125	6.000	05/01/33	5,538
30,651	5.000	08/01/33	31,848
3,034	6.000	12/01/33	3,276
2,474	6.000	12/01/34	2,663
52,323	5.000	04/01/35	54,246
3,444	6.000	04/01/35	3,697
27,101	6.000	07/01/35	29,097
63,948	6.000	11/01/35	68,257
81,273	6.000	01/01/36	87,257
7,246	6.000	02/01/36	7,698
24,950	6.500	03/01/36	27,093
327,749	5.000	03/01/38	338,465
971,933	6.000	09/01/38	1,034,805
174,970	5.000	02/01/39	181,046
182,039	5.000	03/01/39	188,361
205,189	5.000	04/01/39	212,315
191,391	5.000	05/01/39	198,077
67,037	4.500	06/01/39	67,391
53,451	5.000	06/01/39	55,307
629,762	5.000	07/01/39	651,743
29,479	4.500	08/01/39	29,635

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FNMA — (continued)
$974,170	5.000%	08/01/39	$1,006,418
97,904	4.500	09/01/39	98,420
309,292	5.000	09/01/39	320,324
295,781	4.500	10/01/39	297,124
1,364,933	5.000	10/01/39	1,412,205
671,128	5.000	11/01/39	694,433
1,693,952	5.000	01/01/40	1,753,712
81,721	5.000	02/01/40	84,559
4,000,000	4.500	TBA-30yr(d)	4,007,500
1,000,000	5.500	TBA-30yr(d)	1,048,047
2,000,000	6.000	TBA-30yr(d)	2,132,266
2,000,000	6.500	TBA-30yr(d)	2,159,765

			26,163,411

GNMA — 1.1%
107,252	5.000	05/15/39	111,810
466,984	5.000	06/15/39	487,073
196,860	5.000	10/15/39	205,350

			804,233

TOTAL FEDERAL AGENCIES			$32,482,784

TOTAL MORTGAGE-BACKED OBLIGATIONS			$36,682,002

Agency Debentures — 18.8%
FFCB
$500,000	5.400%	06/08/17	$555,545
FHLB
800,000	1.750	12/14/12	802,321
FHLMC
3,500,000	1.750	07/27/11	3,502,870
1,500,000	4.500	04/02/14	1,623,526
FNMA
1,500,000	2.050	04/01/11	1,500,000
1,000,000	1.700	04/29/11	1,001,091
1,200,000	4.600	06/05/18	1,246,668
Private Export Funding Corp.
2,000,000	3.550	04/15/13	2,097,626
1,100,000	3.050	10/15/14	1,105,152
Tennessee Valley Authority(f)
700,000	5.375	04/01/56	697,707

TOTAL AGENCY DEBENTURES			$14,132,506

Asset-Backed Securities — 2.1%
Credit Card — 0.7%
Chase Issuance Trust Series 2005-A11, Class A(a)
$500,000	0.300%	12/15/14	$496,795

Home Equity — 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
55,936	7.000	09/25/37	32,993
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
65,144	7.000	09/25/37	30,992

			63,985

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan — 1.3%
SLM Student Loan Trust Series 2006-7, Class A4(a)
$1,000,000	0.319%	04/25/22	$987,283

TOTAL ASSET-BACKED SECURITIES			$1,548,063

Government Guarantee Obligations(e) — 12.3%
Citigroup, Inc.(a)
$840,000	0.804%	12/09/10	$843,542
Citigroup Funding, Inc
2,200,000	1.875	10/22/12	2,216,046
600,000	1.875	11/15/12	604,267
GMAC, Inc.
1,100,000	1.750	10/30/12	1,105,343
PNC Funding Corp.
750,000	2.300	06/22/12	766,681
U.S. Central Federal Credit Union
3,300,000	1.250	10/19/11	3,319,764
400,000	1.900	10/19/12	403,686

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$9,259,329

U.S. Treasury Obligations — 13.6%
United States Treasury Bonds
$100,000	4.250%	05/15/39	$92,664
100,000	4.625	02/15/40	98,555
United States Treasury Inflation-Protected Securities
1,900,000	0.875	04/15/10	2,173,728
300,000	2.000	01/15/16	347,484
300,000	2.500	07/15/16	351,663
100,000	2.375	01/15/25	120,334
100,000	2.000	01/15/26	108,604
50,000	3.625	04/15/28	81,665
100,000	2.125	02/15/40	99,384
United States Treasury Notes
300,000	1.375	03/15/13	298,230
200,000	2.500	03/31/15	199,430
400,000	3.000	09/30/16	396,380
1,600,000	3.125	10/31/16	1,594,640
300,000	3.250	12/31/16	300,423
200,000	3.000	02/28/17	196,878
200,000	2.750	02/15/19	185,624
1,400,000	3.625	08/15/19	1,382,850
United States Treasury Principal-Only STRIPS(g)
1,800,000	0.000	08/15/20	1,163,412
300,000	0.000	08/15/26	138,059
1,100,000	0.000	11/15/26	500,038
800,000	0.000	11/15/27	344,160

TOTAL U.S. TREASURY OBLIGATIONS			$10,174,205

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Rate	Value
Short-term Investment(a) — 18.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
13,879,150	0.031%	$13,879,150

TOTAL INVESTMENTS — 114.1%		$85,675,255

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.1)%		(10,575,383)

NET ASSETS — 100.0%		$75,099,872

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Issued with a zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $10,403,594, which represents approximately 13.9% of net assets as of March 31, 2010.
(e) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of the securities amounts to $9,259,329, which represents approximately 12.3% of net assets of March 31, 2010.
(f) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.
(g) Issued with zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long	Date	Value	Gain (Loss)

Eurodollars	3	April 2010	$747,675	$30
Eurodollars	3	May 2010	747,488	55
Eurodollars	3	June 2010	747,225	82
Eurodollars	3	December 2010	743,775	293
U.S. Treasury Bonds	15	June 2010	1,741,875	(6,860)
2 Year U.S. Treasury Notes	20	June 2010	4,339,062	(6,589)
5 Year U.S. Treasury Notes	84	June 2010	9,646,875	(29,788)
10 Year U.S. Treasury Notes	21	June 2010	2,441,250	(17,376)

TOTAL				$(60,153)

TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$85,235,277

Gross unrealized gain	1,188,005
Gross unrealized loss	(748,027)

Net unrealized security gain	$439,978

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND†
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
Automobiles & Components — 2.4%
884,800	Ford Motor Co.*	$11,121,936
372,553	Johnson Controls, Inc.	12,290,523

		23,412,459

Banks — 2.5%
129,700	HSBC Holdings PLC ADR	6,574,493
622,800	New York Community Bancorp, Inc.(a)	10,301,112
285,300	SunTrust Banks, Inc.	7,643,187

		24,518,792

Capital Goods — 9.8%
347,800	Emerson Electric Co.	17,508,252
1,633,500	General Electric Co.	29,729,700
652,100	Honeywell International, Inc.	29,520,567
242,400	The Boeing Co.	17,600,664

		94,359,183

Consumer Durables & Apparel — 0.9%
545,200	Newell Rubbermaid, Inc.	8,287,040

Diversified Financials — 12.6%
2,376,992	Bank of America Corp.	42,429,307
66,500	Franklin Resources, Inc.	7,374,850
483,400	Invesco Ltd.	10,591,294
909,752	JPMorgan Chase & Co.	40,711,402
157,200	State Street Corp.	7,096,008
419,500	The Bank of New York Mellon Corp.	12,954,160

		121,157,021

Energy — 15.3%
201,757	Anadarko Petroleum Corp.	14,693,962
197,379	EOG Resources, Inc.	18,344,404
198,723	Exxon Mobil Corp.	13,310,467
469,200	Halliburton Co.	14,136,996
243,582	Hess Corp.	15,236,054
194,700	Newfield Exploration Co.*	10,134,135
398,479	Occidental Petroleum Corp.	33,687,415
213,800	Range Resources Corp.	10,020,806
268,300	Schlumberger Ltd.	17,026,318

		146,590,557

Food & Staples Retailing — 2.3%
265,800	CVS Caremark Corp.	9,717,648
214,906	Wal-Mart Stores, Inc.	11,948,774

		21,666,422

Food, Beverage & Tobacco — 5.3%
200,600	General Mills, Inc.	14,200,474
610,900	Kraft Foods, Inc. Class A	18,473,616
182,638	Philip Morris International, Inc.	9,526,398
275,970	Unilever NV	8,323,255

		50,523,743

Health Care Equipment & Services — 6.4%
279,400	Aetna, Inc.	9,809,734
441,318	Baxter International, Inc.	25,684,708
312,900	Covidien PLC	15,732,612
160,300	WellPoint, Inc.*	10,320,114

		61,547,168

Insurance — 7.7%
270,500	Aflac, Inc.	14,685,445
106,300	Everest Re Group Ltd.	8,602,859

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
225,100	Hartford Financial Services Group, Inc.	$6,397,342
409,300	Marsh & McLennan Companies, Inc.	9,995,106
255,800	Prudential Financial, Inc.	15,475,900
342,828	The Travelers Companies, Inc.	18,492,142

		73,648,794

Materials — 4.8%
95,700	Air Products & Chemicals, Inc.	7,077,015
199,200	Cliffs Natural Resources, Inc.	14,133,240
324,000	Huntsman Corp.	3,904,200
704,900	The Dow Chemical Co.	20,843,893

		45,958,348

Media — 5.0%
649,900	CBS Corp. Class B	9,059,606
357,100	DIRECTV Class A*	12,073,551
825,700	DISH Network Corp. Class A	17,191,074
386,000	Reed Elsevier NV ADR	9,364,360

		47,688,591

Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
295,400	Biogen Idec, Inc.*	16,944,144
263,534	Johnson & Johnson	17,182,417
747,225	Merck & Co., Inc.	27,908,854

		62,035,415

Real Estate Investment Trust — 1.6%
295,500	Annaly Capital Management, Inc.	5,076,690
85,400	Digital Realty Trust, Inc.	4,628,680
713,700	MFA Financial, Inc.	5,252,832

		14,958,202

Retailing — 3.0%
211,800	Bed Bath & Beyond, Inc.*	9,268,368
529,000	Staples, Inc.	12,373,310
168,800	The TJX Companies, Inc.	7,177,376

		28,819,054

Software & Services — 1.5%
574,900	Oracle Corp.	14,769,181

Technology Hardware & Equipment — 3.8%
768,400	Cisco Systems, Inc.*	20,001,452
229,699	Hewlett-Packard Co.	12,208,502
110,400	QUALCOMM, Inc.	4,635,696

		36,845,650

Telecommunication Services — 3.0%
344,391	CenturyTel, Inc.	12,212,105
4,347,549	Sprint Nextel Corp.*	16,520,686

		28,732,791

Utilities — 4.1%
252,013	American Electric Power Co., Inc.	8,613,804
251,969	Entergy Corp.	20,497,678
250,638	FirstEnergy Corp.	9,797,440

		38,908,922

TOTAL COMMON STOCKS		$944,427,333

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND †
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares		Rate	Value
Preferred Stock — 0.8%
Diversified Financials — 0.8%
7,936,000	JPMorgan Chase & Co.	7.900%	$8,460,570

Short-term Investment(b) — 2.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
19,840,426		0.031%	$19,840,426

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$972,728,329

Securities Lending Reinvestment Vehicle(b)(c) — 0.2%
Boston Global Investment Trust — Enhanced Portfolio
1,771,940		0.078%	$1,770,168

TOTAL INVESTMENTS — 101.6%			$974,498,497

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%			(15,527,831)

NET ASSETS — 100.0%			$958,970,666

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(c) Represents an affiliated issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
† Effective April 30, 2010, the Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Goldman Sachs Variable Insurance Trust Large Cap Value Fund.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND†
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
     TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$871,629,832

Gross unrealized gain	120,612,477
Gross unrealized loss	(17,743,812)

Net unrealized security gain	$102,868,665

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 100.1%
Banks — 1.9%
156,300	People’s United Financial, Inc.	$2,444,532

Capital Goods — 5.7%
19,200	Alliant Techsystems, Inc.*	1,560,960
67,700	Kennametal, Inc.	1,903,724
57,000	Quanta Services, Inc.*	1,092,120
26,090	Rockwell Automation, Inc.	1,470,432
22,700	Roper Industries, Inc.	1,312,968

		7,340,204

Commercial & Professional Services — 3.1%
112,400	Iron Mountain, Inc.	3,079,760
33,700	Verisk Analytics, Inc. Class A*	950,340

		4,030,100

Consumer Durables & Apparel — 7.2%
61,200	Coach, Inc.	2,418,624
37,210	Fortune Brands, Inc.	1,805,057
147,200	Newell Rubbermaid, Inc.	2,237,440
33,700	Polo Ralph Lauren Corp.	2,865,848

		9,326,969

Consumer Services — 0.9%
19,300	Apollo Group, Inc. Class A*	1,182,897

Diversified Financials — 8.0%
25,900	IntercontinentalExchange, Inc.*	2,905,462
60,100	Northern Trust Corp.	3,321,126
172,000	SLM Corp.*	2,153,440
104,700	TD Ameritrade Holding Corp.*	1,995,582

		10,375,610

Energy — 9.3%
75,600	Cameron International Corp.*	3,240,216
20,800	Continental Resources, Inc.*	885,040
16,000	Core Laboratories NV(a)	2,092,800
32,100	Dril-Quip, Inc.*	1,952,964
49,600	Petrohawk Energy Corp.*	1,005,888
25,700	Southwestern Energy Co.*	1,046,504
22,600	Whiting Petroleum Corp.*	1,826,984

		12,050,396

Food, Beverage & Tobacco — 1.6%
48,200	Hansen Natural Corp.*	2,090,916

Health Care Equipment & Services — 7.7%
27,305	C. R. Bard, Inc.	2,365,159
38,700	CareFusion Corp.*	1,022,841
76,200	Emdeon, Inc. Class A*	1,258,824
28,800	Henry Schein, Inc.*	1,696,320
88,100	St. Jude Medical, Inc.*	3,616,505

		9,959,649

Household & Personal Products — 3.7%
73,600	Avon Products, Inc.	2,492,832
36,800	Energizer Holdings, Inc.*	2,309,568

		4,802,400

Materials — 3.1%
62,600	Ecolab, Inc.	2,751,270
27,600	Schweitzer-Mauduit International, Inc.	1,312,656

		4,063,926

Media — 1.1%
40,000	Lamar Advertising Co. Class A*	1,374,000

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
93,100	Amylin Pharmaceuticals, Inc.*	$2,093,819
48,100	Biogen Idec, Inc.*	2,759,016
76,390	Charles River Laboratories International, Inc.*	3,002,891
61,700	Talecris Biotherapeutics Holdings Corp.*	1,229,064

		9,084,790

Real Estate — 2.5%
205,000	CB Richard Ellis Group, Inc. Class A*	3,249,250

Retailing — 10.8%
15,000	Advance Auto Parts, Inc.	628,800
45,800	Bed Bath & Beyond, Inc.*	2,004,208
57,000	Dick’s Sporting Goods, Inc.*	1,488,270
121,000	GameStop Corp. Class A*	2,651,110
29,431	Netflix, Inc.*(a)	2,170,242
74,700	PetSmart, Inc.	2,387,412
115,200	Staples, Inc.	2,694,528

		14,024,570

Semiconductors & Semiconductor Equipment — 7.8%
84,500	Altera Corp.	2,054,195
95,800	Broadcom Corp. Class A	3,178,644
104,100	FormFactor, Inc.*	1,848,816
41,900	Linear Technology Corp.	1,184,932
75,200	Xilinx, Inc.	1,917,600

		10,184,187

Software & Services — 9.6%
34,200	Citrix Systems, Inc.*	1,623,474
26,720	Cognizant Technology Solutions Corp. Class A*	1,362,186
26,100	Equinix, Inc.*	2,540,574
55,300	Genpact Ltd.*	927,381
63,800	Global Payments, Inc.	2,906,090
18,600	Salesforce.com, Inc.*(a)	1,384,770
99,000	The Western Union Co.	1,679,040

		12,423,515

Technology Hardware & Equipment — 3.0%
54,120	Amphenol Corp. Class A	2,283,323
58,500	FLIR Systems, Inc.*	1,649,700

		3,933,023

Telecommunication Services — 5.1%
60,600	American Tower Corp. Class A*	2,582,166
43,300	Crown Castle International Corp.*	1,655,359
130,200	tw telecom, inc.*	2,363,130

		6,600,655

Transportation — 1.0%
23,300	C.H. Robinson Worldwide, Inc.	1,301,305

TOTAL COMMON STOCKS		$129,842,894

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Rate	Value
Short-term Investment(b) — 0.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
658,772	0.031%	$658,772

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$130,501,666

Securities Lending Reinvestment Vehicle(b)(c) — 2.3%
Boston Global Investment Trust — Enhanced Portfolio
2,934,249	0.078%	$2,931,314

TOTAL INVESTMENTS — 102.9%		$133,432,980

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(3,736,824)

NET ASSETS — 100.0%		$129,696,156

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(c) Represents an affiliated issuer.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$118,362,955

Gross unrealized gain	18,916,769
Gross unrealized loss	(3,846,744)

Net unrealized security gain	$15,070,025

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 100.0%
Automobiles & Components — 2.3%
519,400	Harley-Davidson, Inc.	$14,579,558
257,659	Johnson Controls, Inc.	8,500,170

		23,079,728

Banks — 6.6%
316,800	Comerica, Inc.	12,051,072
1,101,000	Fifth Third Bancorp	14,962,590
712,354	First Horizon National Corp.*	10,008,570
95,230	M&T Bank Corp.(a)	7,559,357
683,100	Marshall & Ilsley Corp.	5,498,955
617,900	SunTrust Banks, Inc.	16,553,541

		66,634,085

Capital Goods — 7.6%
234,000	BE Aerospace, Inc.*	7,125,300
154,294	Cooper Industries PLC Class A	7,396,854
166,100	Cummins, Inc.	10,289,895
237,081	Eaton Corp.	17,963,628
103,200	Fluor Corp.	4,799,832
216,354	Parker Hannifin Corp.	14,006,758
168,500	Pentair, Inc.	6,001,970
120,800	Snap-On, Inc.	5,235,472
139,300	Textron, Inc.	2,957,339

		75,777,048

Commercial & Professional Services — 1.9%
294,500	Equifax, Inc.	10,543,100
298,461	Republic Services, Inc.	8,661,338

		19,204,438

Consumer Durables & Apparel — 3.3%
163,500	Fossil, Inc.*	6,170,490
121,500	Hanesbrands, Inc.*	3,380,130
956,000	Newell Rubbermaid, Inc.	14,531,200
12,800	NVR, Inc.*	9,299,200

		33,381,020

Consumer Services — 0.7%
247,500	Penn National Gaming, Inc.*	6,880,500

Diversified Financials — 4.2%
831,500	Invesco Ltd.	18,218,165
445,200	Janus Capital Group, Inc.	6,361,908
83,200	Raymond James Financial, Inc.	2,224,768
1,239,930	SLM Corp.*	15,523,924

		42,328,765

Energy — 10.5%
187,800	Concho Resources, Inc.*	9,457,608
249,802	Dril-Quip, Inc.*	15,197,954
327,600	Forest Oil Corp.*	8,458,632
450,528	Newfield Exploration Co.*	23,449,982
55,900	Oceaneering International, Inc.*	3,549,091
374,811	Range Resources Corp.	17,567,392
475,900	Weatherford International Ltd.*	7,547,774
245,000	Whiting Petroleum Corp.*	19,805,800

		105,034,233

Food & Staples Retailing — 1.7%
201,100	BJ’s Wholesale Club, Inc.*	7,438,689
404,900	Safeway, Inc.	10,065,814

		17,504,503

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — 1.9%
64,400	Hormel Foods Corp.	$2,705,444
219,600	Molson Coors Brewing Co. Class B	9,236,376
121,900	Sara Lee Corp.	1,698,067
93,600	The J.M. Smucker Co.	5,640,336

		19,280,223

Health Care Equipment & Services — 3.9%
421,300	Aetna, Inc.	14,791,843
139,500	C. R. Bard, Inc.	12,083,490
382,100	Hologic, Inc.*	7,084,134
101,500	Kinetic Concepts, Inc.*	4,852,715

		38,812,182

Insurance — 12.3%
177,989	Everest Re Group Ltd.	14,404,650
574,400	Genworth Financial, Inc. Class A*	10,534,496
637,500	Hartford Financial Services Group, Inc.	18,117,750
192,600	Lincoln National Corp.	5,912,820
565,400	Marsh & McLennan Companies, Inc.	13,807,068
644,000	Principal Financial Group, Inc.	18,811,240
431,400	The Progressive Corp.	8,235,426
785,599	W.R. Berkley Corp.	20,496,278
687,000	XL Capital Ltd. Class A	12,984,300

		123,304,028

Materials — 7.2%
41,700	CF Industries Holdings, Inc.	3,802,206
217,100	Cliffs Natural Resources, Inc.	15,403,245
156,511	FMC Corp.	9,475,176
564,100	Huntsman Corp.	6,797,405
388,200	International Paper Co.	9,553,602
240,200	Pactiv Corp.*	6,048,236
292,100	Steel Dynamics, Inc.	5,102,987
129,500	United States Steel Corp.	8,225,840
164,200	Vulcan Materials Co.	7,756,808

		72,165,505

Media — 4.0%
1,376,209	CBS Corp. Class B	19,184,353
994,500	DISH Network Corp. Class A	20,705,490

		39,889,843

Pharmaceuticals, Biotechnology & Life Sciences — 1.5%
254,400	Biogen Idec, Inc.*	14,592,384

Real Estate Investment Trust — 6.7%
153,518	Alexandria Real Estate Equities, Inc.	10,377,817
96,100	AvalonBay Communities, Inc.	8,298,235
163,702	Boston Properties, Inc.	12,349,679
221,600	Digital Realty Trust, Inc.(a)	12,010,720
400,800	Douglas Emmett, Inc.	6,160,296
83,400	Essex Property Trust, Inc.	7,501,830
736,014	Host Hotels & Resorts, Inc.	10,782,605

		67,481,182

Retailing — 3.9%
79,200	Abercrombie & Fitch Co. Class A	3,614,688
189,800	Guess?, Inc.	8,916,804
371,501	J.C. Penney Co., Inc.	11,951,187

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
984,000	Liberty Media Corp. — Interactive Class A*	$15,065,040

		39,547,719

Semiconductors & Semiconductor Equipment — 1.7%
1,459,600	ON Semiconductor Corp.*	11,676,800
437,400	Teradyne, Inc.*(a)	4,885,758

		16,562,558

Software & Services — 2.3%
508,000	IAC/InterActiveCorp*	11,551,920
616,100	Parametric Technology Corp.*	11,120,605

		22,672,525

Technology Hardware & Equipment — 2.2%
263,869	Amphenol Corp. Class A	11,132,633
377,596	CommScope, Inc.*	10,580,240

		21,712,873

Telecommunication Services — 2.6%
191,258	CenturyTel, Inc.	6,782,009
956,300	Clearwire Corp. Class A*(a)	6,837,545
3,259,000	Sprint Nextel Corp.*	12,384,200

		26,003,754

Transportation — 1.5%
111,600	JetBlue Airways Corp.*	622,728
195,500	Kansas City Southern*	7,071,235
187,000	Ryder System, Inc.	7,248,120

		14,942,083

Utilities — 9.5%
161,500	Alliant Energy Corp.	5,371,490
790,495	CMS Energy Corp.	12,221,053
307,499	DPL, Inc.	8,360,898
356,433	Edison International	12,179,315
149,962	FirstEnergy Corp.	5,862,014
124,300	Great Plains Energy, Inc.	2,308,251
230,595	Northeast Utilities	6,373,646
431,703	NV Energy, Inc.	5,322,898
85,400	Pinnacle West Capital Corp.	3,222,142
378,101	PPL Corp.	10,477,179
358,100	Questar Corp.	15,469,920
135,300	SCANA Corp.	5,085,927
135,400	Xcel Energy, Inc.	2,870,480

		95,125,213

TOTAL COMMON STOCKS		$1,001,916,392

		Expiration
Units	Description	Month	Value
Right* — 0.0%
Telecommunication Services — 0.0%
146,600	Clearwire Corp.(a)	06/10	$27,121

Shares	Rate	Value
Short-term Investment(b) — 1.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
9,755,903	0.031%	$9,755,903

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$1,011,699,416

Securities Lending Reinvestment Vehicle(b)(c) — 0.8%
Boston Global Investment Trust — Enhanced Portfolio
8,774,787	0.078%	$8,766,012

TOTAL INVESTMENTS — 101.8%		$1,020,465,428

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(18,427,504)

NET ASSETS — 100.0%		$1,002,037,924

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(c) Represents an affiliated issuer.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$888,065,622

Gross unrealized gain	146,189,835
Gross unrealized loss	(13,790,029)

Net unrealized security gain	$132,399,806

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 29.9%
Amstel Funding Corp.
$1,000,000	0.600%	04/01/10	$1,000,000
Amsterdam Funding Corp.
3,350,000	0.200	05/18/10	3,349,125
Atlantis One Funding Corp.
3,000,000	0.220	06/09/10	2,998,735
Ciesco LLC
3,000,000	0.200	04/21/10	2,999,667
General Electric Capital Corp.
3,000,000	0.190	04/28/10	2,999,573
ING Funding LLC
3,000,000	0.280	06/24/10	2,998,040
Lloyds TSB Group PLC
1,000,000	0.250	05/05/10	999,764
LMA Americas LLC
3,200,000	0.260	05/21/10	3,198,844
NRW. Bank
1,000,000	0.230	04/06/10	999,968
1,000,000	0.220	04/07/10	999,963
Old Line Funding Corp.
1,362,000	0.220	06/08/10	1,361,434
Standard Chartered Bank
1,000,000	0.250	04/26/10	999,826
Straight-A Funding LLC
5,000,000	0.200	06/02/10	4,998,278
Tasman Funding, Inc.
1,000,000	0.250	05/24/10	999,632
Variable Funding Capital Corp.
3,000,000	0.210	06/15/10	2,998,688
Windmill Funding Corp.
3,025,000	0.200	05/17/10	3,024,227
Yorktown Capital LLC
3,000,000	0.280	07/19/10	2,997,457

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$39,923,221

Eurodollar Certificates of Deposit — 5.2%
Credit Industriel et Commercial SA
$3,000,000	0.335%	04/26/10	$3,000,073
National Australia Bank Ltd.
3,000,000	0.210	04/30/10	3,000,024
Societe Generale
1,000,000	0.250	04/12/10	1,000,003

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT			$7,000,100

Government Guarantee Variable Rate Obligations(a)(b) — 0.8%
Bank of America N.A.
$1,000,000	0.299%	04/29/10	$1,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 21.4%
Federal Home Loan Bank
$2,000,000	0.950%		04/05/10	$1,999,984
1,000,000	0.000	(b)	04/09/10	999,998
500,000	0.130	(b)	04/11/10	499,607
1,000,000	0.000	(b)	04/13/10	999,998
900,000	0.196	(b)	04/25/10	899,690
1,000,000	0.130	(b)	05/13/10	999,433
2,000,000	0.112	(b)	06/01/10	1,999,759
700,000	0.600		06/21/10	699,853
4,000,000	0.560		08/27/10	3,999,221
300,000	0.500		10/22/10	300,000
1,000,000	0.500		03/14/11	1,000,000
Federal Home Loan Mortgage Corp.
5,740,000	0.303	(b)	04/07/10	5,741,011
1,400,000	0.150	(b)	04/11/10	1,398,756
1,000,000	0.151	(b)	04/12/10	1,000,000
300,000	0.179	(b)	05/05/10	299,919
3,000,000	0.180		05/18/10	2,999,295
200,000	0.232	(b)	06/03/10	199,973
Federal National Mortgage Association
1,000,000	0.141	(b)	04/13/10	999,915
1,500,000	0.540		07/12/10	1,497,705

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$28,534,117

Variable Rate Municipal Debt Obligations — 3.8%
New York City GO VRDN Taxable Fiscal Series 2008 Subseries J-13 (Lloyds TSB Bank PLC SPA)
$1,500,000	0.320%		08/01/19	$1,500,000
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 E (Wells Fargo Bank N.A. LOC)
3,595,000	0.250		04/07/10	3,595,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$5,095,000

Variable Rate Obligations(b) — 7.5%
Australia & New Zealand Banking Group Ltd.
$1,000,000	0.276%		04/26/10	$1,000,000
Banco Bilbao Vizcaya Argentaria SA
1,000,000	0.285		04/21/10	1,000,011
JPMorgan Chase & Co.
3,000,000	0.240		04/21/10	3,000,000
Rabobank Nederland
2,000,000	0.253		04/07/10	2,000,000
1,000,000	0.250		05/17/10	1,000,000
Westpac Securities New Zealand Ltd.
2,000,000	0.320		04/21/10	2,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$10,000,011

Yankee Certificates of Deposit — 6.7%
Barclays Bank PLC
$3,000,000	0.300%		06/21/10	$3,000,000
Calyon
3,000,000	0.235		05/04/10	3,000,000
Mitsubishi UFJ Trust & Banking Corp.
3,000,000	0.260		06/14/10	3,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				$9,000,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 0.8%
United States Treasury Bills
$700,000	0.410%	06/17/10	$699,386
300,000	0.442	06/17/10	299,716

TOTAL U.S. TREASURY OBLIGATIONS			$999,102

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$101,551,551

Repurchase Agreements(c) — 24.4%
BNP Paribas Securities Co.
$2,000,000	0.240%	04/01/10	$2,000,000
Maturity Value: $2,000,013
Collateralized by International Paper Co., 8.700%, due 06/15/38 and Southwestern Electric Power Co., 6.200%, due 03/15/40. The aggregate market value of the collateral, including accrued interest, was $2,100,000.

Joint Repurchase Agreement Account II
30,600,000	0.019	04/01/10	30,600,000
Maturity Value: $30,600,016

TOTAL REPURCHASE AGREEMENTS			$32,600,000

TOTAL INVESTMENTS — 100.5%			$134,151,551

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%			(732,777)

NET ASSETS — 100.0%			$133,418,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $1,000,000, which represents approximately 0.8% of net assets as of March 31, 2010.
(b) Variable or floating rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(c) Unless noted, all repurchase agreements were entered into on March 31, 2010. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
GO	— General Obligation
LOC	— Letter of Credit
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 90.0%
Belgium — 0.5%
37,927	Telenet Group Holding NV (Telecommunication Services)*	$1,145,036

Bermuda — 0.4%
185,785	Hiscox Ltd. (Insurance)	943,979

Denmark — 1.6%
26,104	Carlsberg A/S Class B (Food, Beverage & Tobacco)(a)	2,188,437
20,701	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,598,021

		3,786,458

Finland — 2.8%
240,554	Nokia Oyj (Technology Hardware & Equipment)	3,748,822
23,412	Outotec Oyj (Capital Goods)(a)	842,090
83,042	Sampo Oyj Class A (Insurance)(a)	2,201,482

		6,792,394

France — 6.2%
19,891	Air Liquide SA (Materials)*	2,389,379
19,074	Alstom SA (Capital Goods)	1,187,617
89,241	AXA SA (Insurance)	1,979,798
31,870	Compagnie Generale de Geophysique-Veritas (Energy)*	902,361
15,786	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	770,843
142,304	Safran SA (Capital Goods)	3,707,535
37,286	Societe Generale (Banks)	2,340,056
25,691	Sodexo (Consumer Services)	1,532,140

		14,809,729

Germany — 5.3%
56,250	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,800,800
61,830	Daimler AG (Registered) (Automobiles & Components)	2,906,056
20,285	Hamburger Hafen und Logistik AG (Transportation)	769,296
62,301	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	3,355,478
19,102	Siemens AG (Registered) (Capital Goods)	1,908,614

		12,740,244

Greece — 1.3%
91,210	Alpha Bank AE (Banks)*	865,791
116,610	Hellenic Exchanges SA (Diversified Financials)	1,022,411
111,632	Jumbo SA (Retailing)	1,130,202

		3,018,404

Hong Kong — 3.1%
901,000	BOC Hong Kong (Holdings) Ltd. (Banks)	2,143,821
265,500	Kerry Properties Ltd. (Real Estate)	1,422,005
200,000	Sun Hung Kai Properties Ltd. (Real Estate)	3,001,199

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
84,000	Swire Pacific Ltd. Class A (Diversified)	$1,009,655

		7,576,680

Ireland — 1.2%
93,939	Kerry Group PLC Class A (Food, Beverage & Tobacco)	2,919,960

Italy — 6.1%
136,482	Banca Popolare Di Milano Scarl (Banks)	847,367
53,952	Bulgari SpA (Consumer Durables & Apparel)(a)	439,641
191,318	Eni SpA (Energy)	4,487,590
168,291	Mediobanca SpA (Diversified Financials)*	1,808,363
332,599	Snam Rete Gas SpA (Utilities)	1,685,367
1,475,723	UniCredit SpA (Banks)*	4,351,241
84,726	Unione di Banche Italiane ScpA (Banks)	1,142,850

		14,762,419

Japan — 22.1%
226,000	Daiwa Securities Group, Inc. (Diversified Financials)	1,191,172
51,700	Denso Corp. (Automobiles & Components)	1,542,952
27,000	East Japan Railway Co. (Transportation)	1,878,583
72,300	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	2,490,419
35,200	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	808,342
52,800	Honda Motor Co. Ltd. (Automobiles & Components)	1,861,131
263,000	J. Front Retailing Co. Ltd. (Retailing)	1,550,121
36,900	JFE Holdings, Inc. (Materials)	1,488,793
111,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,638,858
211,000	Kubota Corp. (Capital Goods)	1,926,483
70,000	Kuraray Co. Ltd. (Materials)	943,267
17,400	Kyocera Corp. (Technology Hardware & Equipment)	1,698,438
186,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,921,007
22,100	Mabuchi Motor Co. Ltd. (Technology Hardware & Equipment)	1,274,500
792,000	Mazda Motor Corp. (Automobiles & Components)	2,233,869
78,300	Mitsubishi Corp. (Capital Goods)	2,056,135
217,000	Mitsubishi Electric Corp. (Capital Goods)	1,997,985
70,000	Mitsubishi Estate Co. Ltd. (Real Estate)	1,147,223
403,000	Mitsubishi Materials Corp. (Materials)*	1,160,837
358,100	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,877,036
94,400	Mitsui & Co. Ltd. (Capital Goods)	1,589,445
53,000	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	1,473,971
3,900	Nintendo Co. Ltd. (Software & Services)	1,307,918
185,000	Nippon Oil Corp. (Energy)	942,187

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,518	NTT DoCoMo, Inc. (Telecommunication Services)	$2,310,353
7,080	ORIX Corp. (Diversified Financials)	628,634
107,800	Panasonic Corp. (Consumer Durables & Apparel)	1,652,686
25,900	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	779,014
88,000	Sumitomo Metal Mining Co. Ltd. (Materials)	1,309,264
53,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,755,878
251,000	The Bank of Yokohama Ltd. (Banks)	1,231,652
44,100	The Kansai Electric Power Co., Inc. (Utilities)	1,010,918
197,000	Tokuyama Corp. (Materials)	1,092,210
246,000	Toshiba Corp. (Technology Hardware & Equipment)*	1,273,253
39,600	Toyota Motor Corp. (Automobiles & Components)	1,592,291
62,600	Yokogawa Electric Corp. (Technology Hardware & Equipment)	546,787

		53,183,612

Luxembourg — 1.1%
793,260	Regus PLC (Commercial & Professional Services)	1,343,514
52,855	SES SA FDR (Media)	1,334,037

		2,677,551

Netherlands — 0.9%
133,452	Koninklijke KPN NV (Telecommunication Services)	2,117,743

Singapore — 0.7%
99,000	DBS Group Holdings Ltd. (Banks)	1,009,380
156,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	745,585

		1,754,965

Spain — 1.4%
190,124	Banco Santander SA (Banks)	2,521,807
16,687	Red Electrica Corp. SA (Utilities)	895,405

		3,417,212

Sweden — 1.3%
95,224	Scania AB Class B (Capital Goods)	1,507,308
166,057	Swedbank AB Class A (Banks)*	1,700,631

		3,207,939

Switzerland — 10.4%
10,958	Aryzta AG (Food, Beverage & Tobacco)	479,994
54,840	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	2,126,435
15,885	Kuehne + Nagel International AG (Registered) (Transportation)	1,605,007
843	Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,994,279
98,940	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,352,055

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
37,633	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	$6,111,996
7,642	Syngenta AG (Registered) (Materials)	2,122,022
200,107	UBS AG (Registered) (Diversified Financials)*	3,255,322
102,417	Xstrata PLC (Materials)*	1,938,378

		24,985,488

United Kingdom — 23.6%
35,009	Admiral Group PLC (Insurance)	701,871
166,957	Amlin PLC (Insurance)	983,123
68,935	Anglo American PLC (Materials)*	3,000,681
155,015	ASOS PLC (Retailing)*	1,217,505
464,300	Barclays PLC (Banks)	2,528,201
193,549	BG Group PLC (Energy)	3,351,849
727,800	BP PLC (Energy)	6,888,742
131,869	Cookson Group PLC (Capital Goods)*	1,093,265
120,235	GlaxoSmithKline PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,307,884
579,563	HSBC Holdings PLC (Banks)	5,873,242
2,675,130	Inchcape PLC (Retailing)*	1,196,614
190,062	John Wood Group PLC (Energy)	1,048,043
109,867	Prudential PLC (Insurance)	908,892
440,579	Reed Elsevier PLC (Media)	3,509,217
62,249	Rio Tinto PLC (Materials)(b)	3,680,085
57,273	Schroders PLC (Diversified Financials)	1,223,467
596,254	SIG PLC (Capital Goods)*	1,028,435
124,201	Smiths Group PLC (Capital Goods)	2,142,583
48,083	SOCO International PLC (Energy)*	1,207,268
159,416	SSL International PLC (Health Care Equipment & Services)	1,967,747
416,581	Tesco PLC (Food & Staples Retailing)	2,754,254
98,803	Tullow Oil PLC (Energy)	1,874,925
2,665,166	Vodafone Group PLC (Telecommunication Services)	6,164,313
28,171	Wellstream Holdings PLC (Energy)	279,499

		56,931,705

TOTAL COMMON STOCKS		$216,771,518

Exchange Traded Fund(a) — 5.6%
Australia — 5.6%
564,267	iShares MSCI Australia Index Fund	$13,525,480

Shares	Rate	Value
Short-term Investment(c) — 4.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
11,563,827	0.031%	$11,563,827

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$241,860,825

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 8.0%
Boston Global Investment Trust — Enhanced Portfolio
19,182,453	0.078%	$19,163,271

TOTAL INVESTMENTS — 108.4%		$261,024,096

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(20,257,965)

NET ASSETS — 100.0%		$240,766,131

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(d) Represents an affiliated issuer.

Investment Abbreviation:
FDR	— Fiduciary Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long	Date	Value	Gain (Loss)

SPI 200 Index	64	June 2010	$7,163,543	$4,793

TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$240,010,916

Gross unrealized gain	24,001,125
Gross unrealized loss	(2,987,945)

Net unrealized security gain	$21,013,180

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Automobiles & Components — 1.0%
17,464	Dana Holding Corp.*	$207,472
6,845	Drew Industries, Inc.*	150,727
2,438	Federal Mogul Corp.*	44,762
16,678	Modine Manufacturing Co.*	187,461
17,356	Spartan Motors, Inc.	97,193
13,479	Standard Motor Products, Inc.	133,712
20,652	Stoneridge, Inc.*	204,248
15,220	Superior Industries International, Inc.	244,738

		1,270,313

Banks — 5.4%
3,894	1st Source Corp.	68,340
14,450	Associated Banc-Corp	199,410
19,073	Astoria Financial Corp.(a)	276,558
8,610	Banco Latinoamericano de Comercio Exterior SA Class E	123,640
1,676	City National Corp.	90,454
4,551	Commerce Bancshares, Inc.	187,228
61,875	CVB Financial Corp.(a)	614,419
24,110	First Bancorp(a)	325,967
6,132	First Bancorp, Inc.	97,744
5,555	FNB Corp.	45,051
10,428	Glacier Bancorp, Inc.(a)	158,818
14,075	Great Southern Bancorp, Inc.(a)	315,843
60,062	International Bancshares Corp.	1,380,825
7,908	Investors Bancorp, Inc.*	104,386
9,074	Nara Bancorp, Inc.*	79,488
37,251	NewAlliance Bancshares, Inc.	470,108
3,893	Northfield Bancorp, Inc.	56,371
70,828	Popular, Inc.*	206,109
11,699	Renasant Corp.(a)	189,290
10,970	Susquehanna Bancshares, Inc.	107,616
7,998	SVB Financial Group*(a)	373,187
19,977	Texas Capital Bancshares, Inc.*	379,363
1,113	UMB Financial Corp.	45,188
6,586	Washington Federal, Inc.	133,827
9,319	Webster Financial Corp.	162,989
55,762	Wilshire Bancorp, Inc.(a)	615,055
5,784	Wintrust Financial Corp.(a)	215,223

		7,022,497

Capital Goods — 7.6%
1,837	AAR Corp.*	45,594
10,007	Acuity Brands, Inc.(a)	422,395
14,139	Albany International Corp. Class A	304,413
10,074	American Railcar Industries, Inc.	122,500
6,857	American Woodmark Corp.	132,957
16,438	Apogee Enterprises, Inc.	259,885
5,631	Armstrong World Industries, Inc.*	204,462
2,457	Astec Industries, Inc.*(a)	71,155
22,295	Belden, Inc.	612,221
14,383	BlueLinx Holdings, Inc.*	54,799
28,797	Briggs & Stratton Corp.	561,542
9,482	Ceradyne, Inc.*	215,147
4,177	Cubic Corp.	150,372
4,623	Ducommun, Inc.	97,129
9,920	Dycom Industries, Inc.*	86,998
3,631	DynCorp International, Inc. Class A*	41,720

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
8,338	Encore Wire Corp.(a)	$173,430
7,773	EnPro Industries, Inc.*(a)	226,039
3,782	Esterline Technologies Corp.*	186,944
10,505	Federal Signal Corp.	94,650
6,207	Greenbrier Cos., Inc.*	68,339
4,972	Hubbell, Inc. Class B	250,738
3,119	II-VI, Inc.*	105,547
4,379	Insteel Industries, Inc.	46,812
14,762	Kadant, Inc.*	212,720
43,981	LSI Industries, Inc.	299,950
53,852	Microvision, Inc.*(a)	151,863
16,460	Miller Industries, Inc.	204,598
25,011	Mueller Industries, Inc.	670,045
8,893	NACCO Industries, Inc. Class A	659,416
11,278	Oshkosh Corp.*	454,955
77,318	Power-One, Inc.*(a)	326,282
3,866	Simpson Manufacturing Co., Inc.	107,320
13,308	Tecumseh Products Co. Class A*	163,289
4,987	Tennant Co.	136,594
7,076	Thomas & Betts Corp.*	277,662
15,036	Toro Co.(a)	739,320
15,356	Tredegar Corp.	262,280
15,178	Universal Forest Products, Inc.	584,657
5,741	Woodward Governor Co.(a)	183,597

		9,970,336

Commercial & Professional Services — 3.4%
15,881	ACCO Brands Corp.*	121,649
4,998	Administaff, Inc.	106,657
17,398	CDI Corp.	255,055
24,559	HNI Corp.	654,006
48,423	Kelly Services, Inc. Class A*	806,727
33,671	Kforce, Inc.*(a)	512,136
25,263	Kimball International, Inc. Class B	175,578
52,544	SFN Group, Inc.*	420,877
35,445	Steelcase, Inc. Class A	229,329
14,244	The Standard Register Co.	76,205
6,412	TrueBlue, Inc.*	99,386
17,068	United Stationers, Inc.*(a)	1,004,452

		4,462,057

Consumer Durables & Apparel — 4.8%
4,420	American Greetings Corp. Class A(a)	92,113
10,471	Blyth, Inc.	327,219
8,875	Callaway Golf Co.(a)	78,277
10,031	Columbia Sportswear Co.(a)	526,928
2,729	CSS Industries, Inc.	54,853
6,756	D.R. Horton, Inc.	85,126
13,369	Ethan Allen Interiors, Inc.(a)	275,802
20,441	Furniture Brands International, Inc.*	131,436
4,446	G-III Apparel Group Ltd.*	122,532
2,768	Harman International Industries, Inc.*	129,487
7,432	Hooker Furniture Corp.	119,506
12,948	Hovnanian Enterprises, Inc. Class A*(a)	56,324
18,768	iRobot Corp.*(a)	284,523
42,133	Jones Apparel Group, Inc.	801,370
29,873	Kenneth Cole Productions, Inc. Class A*	382,673
3,284	Leggett & Platt, Inc.	71,066

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Durables & Apparel — (continued)
11,799	M/I Homes, Inc.*	$172,855
2,747	Mohawk Industries, Inc.*	149,382
33,954	Nautilus, Inc.*	102,541
11,681	Oxford Industries, Inc.	237,475
19,424	Perry Ellis International, Inc.*	439,953
10,789	Polaris Industries, Inc.(a)	551,965
24,001	Quiksilver, Inc.*	113,525
3,007	RC2 Corp.*	45,015
23,390	Skechers U.S.A., Inc. Class A*	849,525
4,010	Tempur-Pedic International, Inc.*	120,941

		6,322,412

Consumer Services — 2.6%
36,280	Boyd Gaming Corp.*(a)	358,446
1,410	Capella Education Co.*	130,904
12,736	Caribou Coffee Co., Inc.*	84,312
3,704	Choice Hotels International, Inc.	128,936
13,432	Domino’s Pizza, Inc.*	183,213
6,827	International Speedway Corp. Class A	175,932
48,755	O’Charleys, Inc.*(a)	435,870
578	Panera Bread Co. Class A*	44,211
22,693	Papa John’s International, Inc.*	583,437
1,252	PF Chang’s China Bistro, Inc.*	55,251
5,877	Pre-Paid Legal Services, Inc.*(a)	222,444
7,724	Red Lion Hotels Corp.*	55,767
3,209	Speedway Motorsports, Inc.	50,093
2,350	Steiner Leisure Ltd.*	104,152
8,728	Texas Roadhouse, Inc.*	121,232
1,366	The Steak n Shake Co.*	520,815
6,032	Universal Technical Institute, Inc.*	137,650
4,491	Universal Travel Group*	44,506

		3,437,171

Diversified Financials — 4.8%
60,252	Advance America, Cash Advance Centers, Inc.	350,667
60,910	Allied Capital Corp.*	302,723
31,085	American Capital Ltd.*	157,912
25,425	Apollo Investment Corp.	323,660
7,686	Ares Capital Corp.	114,060
27,432	BlackRock Kelso Capital Corp.	273,223
5,237	Cash America International, Inc.	206,757
43,359	Compass Diversified Holdings	661,658
677	Diamond Hill Investment Group, Inc.	46,442
6,119	Eaton Vance Corp.	205,231
9,655	Federated Investors, Inc. Class B(a)	254,699
7,909	GAMCO Investors, Inc. Class A	359,860
17,521	Gladstone Capital Corp.	206,748
25,870	Hercules Technology Growth Capital, Inc.	273,963
13,147	Kohlberg Capital Corp.(a)	74,412
2,028	Life Partners Holdings, Inc.(a)	44,961
7,648	NewStar Financial, Inc.*	48,794
37,002	NGP Capital Resources Co.	315,257
31,059	PHH Corp.*	732,061
60,795	Primus Guaranty Ltd.*	255,339
10,297	QC Holdings, Inc.	53,235
13,898	Rewards Network, Inc.	186,233

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
4,200	SEI Investments Co.	$92,274
38,290	TICC Capital Corp.	252,331
12,189	World Acceptance Corp.*(a)	439,779

		6,232,279

Energy — 4.3%
9,236	Berry Petroleum Co. Class A(a)	260,086
17,533	Cal Dive International, Inc.*	128,517
13,409	Cimarex Energy Co.	796,226
24,540	Complete Production Services, Inc.*	283,437
8,226	Dawson Geophysical Co.*	240,528
6,556	Dril-Quip, Inc.*	398,867
5,588	Exterran Holdings, Inc.*	135,062
17,034	Global Industries Ltd.*	109,358
4,734	Green Plains Renewable Energy, Inc.*	67,554
14,578	Hercules Offshore, Inc.*	62,831
61,963	International Coal Group, Inc.*(a)	283,171
4,695	Mariner Energy, Inc.*	70,284
4,803	McMoRan Exploration Co.*	70,268
2,682	Oil States International, Inc.*	121,602
2,579	Overseas Shipholding Group, Inc.	101,174
26,635	Petroquest Energy, Inc.*(a)	133,974
20,603	RPC, Inc.(a)	229,311
7,137	Stone Energy Corp.*	126,682
4,189	Swift Energy Co.*(a)	128,770
5,553	Teekay Corp.	126,275
24,391	Tesoro Corp.	339,035
115,793	USEC, Inc.*	668,126
28,334	W&T Offshore, Inc.(a)	238,006
14,500	Willbros Group, Inc.*	174,145
10,647	World Fuel Services Corp.(a)	283,636

		5,576,925

Food & Staples Retailing — 0.4%
4,945	Ingles Markets, Inc. Class A	74,324
35,633	Winn-Dixie Stores, Inc.*	445,056

		519,380

Food, Beverage & Tobacco — 1.9%
81,312	Alliance One International, Inc.*(a)	413,878
10,634	Chiquita Brands International, Inc.*(a)	167,273
6,346	Dole Food Co., Inc.*(a)	75,200
2,372	Hansen Natural Corp.*	102,897
5,758	Imperial Sugar Co.	89,307
8,858	J&J Snack Foods Corp.	385,057
13,697	Lancaster Colony Corp.	807,575
32,278	National Beverage Corp.	358,931
2,534	Smithfield Foods, Inc.*	52,555
1,734	Universal Corp.(a)	91,365

		2,544,038

Health Care Equipment & Services — 7.1%
3,770	Align Technology, Inc.*	72,912
36,608	AMN Healthcare Services, Inc.*	322,150
3,409	Analogic Corp.	145,667
8,234	Angiodynamics, Inc.*	128,615
10,616	Assisted Living Concepts, Inc. Class A*	348,629
3,918	Conmed Corp.*	93,288
14,247	Cross Country Healthcare, Inc.*	144,037

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
9,953	Delcath Systems, Inc.*(a)	$80,619
40,722	HealthSpring, Inc.*	716,707
18,235	Hill-Rom Holdings, Inc.	496,174
1,293	ICU Medical, Inc.*	44,544
18,579	Invacare Corp.(a)	493,087
6,386	Kensey Nash Corp.*	150,646
35,753	Kindred Healthcare, Inc.*	645,342
2,346	Magellan Health Services, Inc.*	102,004
15,404	Medcath Corp.*	161,280
23,880	Medical Action Industries, Inc.*	293,008
13,727	MedQuist, Inc.	107,208
3,315	Meridian Bioscience, Inc.	67,526
9,027	Micrus Endovascular Corp.*	178,012
33,898	Molina Healthcare, Inc.*(a)	853,213
57,236	Nighthawk Radiology Holdings, Inc.*	182,010
16,119	Palomar Medical Technologies, Inc.*	175,052
47,718	PharMerica Corp.*(a)	869,422
22,965	RTI Biologics, Inc.*	99,438
13,984	Somanetics Corp.*	267,654
16,759	STERIS Corp.	564,108
54,338	Sunrise Senior Living, Inc.*	278,211
13,068	Symmetry Medical, Inc.*	131,203
5,474	Synovis Life Technologies, Inc.*	85,011
46,074	Theragenics Corp.*	76,483
30,995	Universal American Corp.*	477,323
13,686	WellCare Health Plans, Inc.*(a)	407,843

		9,258,426

Household & Personal Products — 0.9%
47,269	Central Garden and Pet Co. Class A*	432,984
46,558	Mannatech, Inc.(a)	155,504
44,978	Prestige Brands Holdings, Inc.*	404,802
4,199	USANA Health Sciences, Inc.*(a)	131,890

		1,125,180

Insurance — 2.5%
17,877	American Equity Investment Life Holding Co.	190,390
18,751	Aspen Insurance Holdings Ltd.	540,779
9,144	Assured Guaranty Ltd.	200,894
22,326	CNA Surety Corp.*	397,180
74,460	Conseco, Inc.*	463,141
23,822	Endurance Specialty Holdings Ltd.	884,987
3,084	First Mercury Financial Corp.	40,184
3,766	Flagstone Reinsurance Holdings Ltd.	43,158
1,436	Kansas City Life Insurance Co.	45,349
5,720	Maiden Holdings Ltd.	42,271
21,686	MBIA, Inc.*	135,971
9,346	Montpelier Re Holdings Ltd.	157,106
4,137	Protective Life Corp.	90,973
1,852	Tower Group, Inc.	41,059

		3,273,442

Materials — 5.2%
22,550	A. Schulman, Inc.	551,798
16,714	Brush Engineered Materials, Inc.*(a)	377,235
9,096	Buckeye Technologies, Inc.*	118,976
8,164	Clearwater Paper Corp.*	402,077

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
34,557	Coeur d’Alene Mines Corp.*	$517,664
11,363	Domtar Corp.*	731,891
15,961	Huntsman Corp.	192,330
3,537	Innophos Holdings, Inc.	98,682
8,740	Kaiser Aluminum Corp.	337,102
33,111	KapStone Paper and Packaging Corp.*	393,028
60,857	Louisiana-Pacific Corp.*(a)	550,756
808	Minerals Technologies, Inc.	41,887
14,155	Myers Industries, Inc.	148,344
13,541	OM Group, Inc.*	458,769
40,418	PolyOne Corp.*	413,880
12,657	Spartech Corp.*	148,087
7,352	Stepan Co.	410,903
12,394	Stillwater Mining Co.*(a)	160,874
14,351	Sutor Technology Group Ltd.*	41,618
8,319	Wausau Paper Corp.*	71,044
25,140	Worthington Industries, Inc.(a)	434,671
6,318	Zep, Inc.	138,238

		6,739,854

Media — 1.3%
9,497	Ascent Media Corp. Class A*	258,793
46,260	EW Scripps Co. Class A*	390,897
15,458	Harte-Hanks, Inc.(a)	198,790
41,484	Journal Communications, Inc. Class A*	174,233
32,921	Live Nation Entertainment, Inc.*	477,354
8,730	Scholastic Corp.	244,440

		1,744,507

Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
17,067	Affymetrix, Inc.*	125,272
25,361	Albany Molecular Research, Inc.*	211,764
43,744	Alkermes, Inc.*	567,360
11,851	Biodel, Inc.*	50,604
13,419	Cepheid, Inc.*(a)	234,564
17,723	Cubist Pharmaceuticals, Inc.*(a)	399,476
60,847	Depomed, Inc.*(a)	216,007
19,900	Emergent Biosolutions, Inc.*(a)	334,121
2,449	Endo Pharmaceuticals Holdings, Inc.*	58,017
42,153	eResearchTechnology, Inc.*	291,277
14,821	Exelixis, Inc.*(a)	89,963
11,457	Facet Biotech Corp.*	309,224
10,774	Genomic Health, Inc.*(a)	189,515
100,993	Insmed, Inc.*	119,172
2,089	InterMune, Inc.*	93,107
9,900	Isis Pharmaceuticals, Inc.*(a)	108,108
26,126	ISTA Pharmaceuticals, Inc.*	106,333
2,689	Kendle International, Inc.*	47,004
61,208	King Pharmaceuticals, Inc.*	719,806
29,257	Martek Biosciences Corp.*(a)	658,575
17,254	Matrixx Initiatives, Inc.*	87,478
38,437	Maxygen, Inc.*	252,531
23,617	Myriad Genetics, Inc.*	567,989
92,957	Nabi Biopharmaceuticals*	508,475
4,622	Obagi Medical Products, Inc.*	56,296
23,728	Par Pharmaceutical Cos, Inc.*	588,454
146,864	PDL BioPharma, Inc.(a)	912,025
55,984	Progenics Pharmaceuticals, Inc.*(a)	298,395

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
48,602	Sciclone Pharmaceuticals, Inc.*	$171,565
50,099	Synta Pharmaceuticals Corp.*	215,927
4,282	Viropharma, Inc.*	58,363
6,560	Watson Pharmaceuticals, Inc.*	274,011

		8,920,778

Real Estate Investment Trust — 7.7%
3,997	Acadia Realty Trust	71,386
10,812	Agree Realty Corp.	247,162
21,451	BRE Properties, Inc.	766,873
14,098	DCT Industrial Trust, Inc.	73,733
9,141	Equity Lifestyle Properties, Inc.	492,517
4,582	Federal Realty Investment Trust	333,616
41,845	Franklin Street Properties Corp.	603,823
17,186	Health Care REIT, Inc.	777,323
12,696	Healthcare Realty Trust, Inc.(a)(b)	295,690
11,817	LTC Properties, Inc.	319,768
6,345	National Health Investors, Inc.	245,932
17,740	National Retail Properties, Inc.(a)	405,004
53,429	Nationwide Health Properties, Inc.	1,878,029
33,467	Omega Healthcare Investors, Inc.	652,272
6,328	Potlatch Corp.(a)	221,733
29,299	Rayonier, Inc.(a)	1,331,054
13,105	Realty Income Corp.(a)	402,193
19,258	Regency Centers Corp.	721,597
13,577	Sunstone Hotel Investors, Inc.*	151,655
3,365	Urstadt Biddle Properties, Inc. Class A	53,201

		10,044,561

Retailing — 5.3%
21,899	99 Cents Only Stores*	356,954
6,106	AnnTaylor Stores Corp.*	126,394
30,832	Asbury Automotive Group, Inc.*	410,065
7,503	Barnes & Noble, Inc.(b)	162,215
23,512	Brown Shoe Co., Inc.	363,966
13,859	Build-A-Bear Workshop, Inc. Class A*(a)	98,676
7,988	Core-Mark Holding Co., Inc.*(a)	244,513
12,695	Dillard’s, Inc. Class A	299,602
16,054	DSW, Inc. Class A*	409,859
36,766	Fred’s, Inc. Class A(a)	440,457
3,751	Genesco, Inc.*	116,318
15,373	Group 1 Automotive, Inc.*(a)	489,784
1,853	Guess?, Inc.	87,054
3,899	Haverty Furniture Cos., Inc.	63,632
5,536	HSN, Inc.*	162,980
20,235	Lithia Motors, Inc. Class A*	129,504
13,711	MarineMax, Inc.*	147,530
2,822	Netflix, Inc.*	208,094
9,843	Orbitz Worldwide, Inc.*	69,984
10,866	Overstock.com, Inc.*(a)	176,572
1,581	PetSmart, Inc.	50,529
40,146	Pier 1 Imports, Inc.*	255,730
11,465	Shoe Carnival, Inc.*	262,090
7,605	Sonic Automotive, Inc. Class A*	83,655
55,259	Stage Stores, Inc.	850,436

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
6,719	The Cato Corp. Class A	$144,055
30,118	Tuesday Morning Corp.*	198,478
12,401	Williams-Sonoma, Inc.(a)	326,022
9,160	Zumiez, Inc.*	187,688

		6,922,836

Semiconductors & Semiconductor Equipment — 4.1%
29,702	Advanced Analogic Technologies, Inc.*	103,660
22,717	Amkor Technology, Inc.*(a)	160,609
32,648	Applied Micro Circuits Corp.*	281,752
6,578	Brooks Automation, Inc.*	58,018
22,265	DSP Group, Inc.*	185,468
18,511	Entegris, Inc.*	93,295
9,778	Integrated Device Technology, Inc.*	59,939
9,452	IXYS Corp.*	80,720
172,395	Lattice Semiconductor Corp.*	632,690
53,991	LSI Corp.*	330,425
25,618	Micrel, Inc.	273,088
17,695	Omnivision Technologies, Inc.*	304,000
45,355	Photronics, Inc.*(a)	230,857
123,934	RF Micro Devices, Inc.*(a)	617,191
18,165	Sigma Designs, Inc.*(a)	213,076
125,368	Silicon Image, Inc.*	378,611
92,192	Silicon Storage Technology, Inc.*(a)	280,264
12,823	Standard Microsystems Corp.*(a)	298,520
17,522	TriQuint Semiconductor, Inc.*	122,654
8,433	Volterra Semiconductor Corp.*	211,668
36,871	Zoran Corp.*	396,732

		5,313,237

Software & Services — 8.2%
17,628	Actuate Corp.*	98,541
33,825	Acxiom Corp.*	606,821
8,350	Advent Software, Inc.*(b)	373,662
29,337	Art Technology Group, Inc.*	129,376
23,168	Blackbaud, Inc.	583,602
17,947	Bottomline Technologies, Inc.*	302,048
80,925	Ciber, Inc.*	302,659
22,445	CommVault Systems, Inc.*	479,201
11,209	CSG Systems International, Inc.*	234,941
19,402	DemandTec, Inc.*	134,844
11,093	DivX, Inc.*	79,426
9,256	Double-Take Software, Inc.*	82,471
35,013	EarthLink, Inc.	299,011
9,001	ExlService Holdings, Inc.*	150,137
28,894	Internap Network Services Corp.*	161,806
85,583	iPass, Inc.*	98,420
16,745	Kenexa Corp.*	230,244
121,557	Lionbridge Technologies, Inc.*	441,252
6,352	LivePerson, Inc.*	48,720
23,120	Manhattan Associates, Inc.*	589,098
55,638	Marchex, Inc. Class B	284,310
2,600	MAXIMUS, Inc.	158,418
33,662	Mentor Graphics Corp.*	269,969
9,249	MicroStrategy, Inc. Class A*	786,812
23,521	ModusLink Global Solutions, Inc.*	198,282
16,684	Ness Technologies, Inc.*	105,276
5,292	NeuStar, Inc. Class A*	133,358

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
9,229	PROS Holdings, Inc.*	$91,183
18,246	QAD, Inc.*	95,791
9,350	Quest Software, Inc.*	166,336
99,910	RealNetworks, Inc.*	482,565
25,007	Renaissance Learning, Inc.	405,864
10,872	Sonic Solutions, Inc.*	101,871
5,864	StarTek, Inc.*	40,755
51,992	Symyx Technologies, Inc.*	233,444
8,880	Synopsys, Inc.*	198,646
15,606	Taleo Corp. Class A*	404,351
8,794	TeleTech Holdings, Inc.*	150,202
2,538	TiVo, Inc.*	43,451
16,094	Ultimate Software Group, Inc.*	530,297
14,115	Unica Corp.*	125,482
11,081	ValueClick, Inc.*	112,361
6,937	VeriFone Holdings, Inc.*	140,197

		10,685,501

Technology Hardware & Equipment — 5.3%
6,556	3Com Corp.*	50,416
3,641	ADTRAN, Inc.	95,940
12,229	Agilysys, Inc.	136,598
17,813	Benchmark Electronics, Inc.*	369,442
41,074	Brightpoint, Inc.*	309,287
4,490	Ciena Corp.*(a)	68,428
12,906	CTS Corp.	121,575
9,838	EchoStar Corp. Class A*	199,515
22,783	Electronics for Imaging, Inc.*	264,966
3,145	EMS Technologies, Inc.*	52,207
24,305	Emulex Corp.*	322,770
36,811	Extreme Networks*	113,010
20,500	Gerber Scientific, Inc.*	127,305
16,720	Hutchinson Technology, Inc.*	104,333
38,302	Imation Corp.*	421,705
14,751	Ingram Micro, Inc. Class A*	258,880
19,606	Insight Enterprises, Inc.*	281,542
11,122	Isilon Systems, Inc.*	95,760
6,755	Loral Space & Communications, Inc.*	237,236
26,676	Methode Electronics, Inc.	264,092
17,078	PC-Tel, Inc.*	105,542
16,477	Plantronics, Inc.	515,401
39,900	Powerwave Technologies, Inc.*	49,875
181,661	Quantum Corp.*	477,768
21,771	Radisys Corp.*	195,068
36,456	ShoreTel, Inc.*(a)	240,974
27,640	Smart Modular Technologies (WWH), Inc.*	213,104
12,524	Super Micro Computer, Inc.*	216,415
30,589	Symmetricom, Inc.*	178,334
2,097	Tech Data Corp.*	87,864
26,546	Technitrol, Inc.(a)	140,163
60,337	Tellabs, Inc.	456,751
18,178	Tollgrade Communications, Inc.*	114,340

		6,886,606

Telecommunication Services — 0.6%
4,389	CenturyTel, Inc.	155,634

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — (continued)
46,274	USA Mobility, Inc.*	$586,292

		741,926

Transportation — 4.3%
3,608	Alaska Air Group, Inc.*	148,758
32,649	Allegiant Travel Co.*(a)	1,889,071
13,731	American Commercial Lines, Inc.*(a)	344,648
11,621	Celadon Group, Inc.*	161,997
3,706	Dynamex, Inc.*	63,743
84,337	JetBlue Airways Corp.*	470,601
2,418	Marten Transport Ltd.*	47,659
19,744	Pacer International, Inc.*(a)	118,859
75,330	Republic Airways Holdings, Inc.*	445,954
14,955	Saia, Inc.*	207,575
59,623	SkyWest, Inc.	851,416
7,243	Universal Truckload Services, Inc.*	127,332
34,259	Werner Enterprises, Inc.(a)	793,781

		5,671,394

Utilities — 2.4%
2,537	Allete, Inc.(a)	84,939
11,688	Atmos Energy Corp.	333,926
15,776	Black Hills Corp.(a)	478,802
2,400	Energen Corp.	111,672
20,353	Integrys Energy Group, Inc.	964,325
10,301	Pinnacle West Capital Corp.	388,657
14,794	PNM Resources, Inc.	185,369
17,044	Southwest Gas Corp.	509,956
1,944	WGL Holdings, Inc.	67,359

		3,125,005

TOTAL COMMON STOCKS		$127,810,661

Shares	Rate	Value
Short-term Investment(c) — 2.3%
JPMorgan U.S. Government Money Market Fund — Capital Shares
3,058,260	0.031%	$3,058,260

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$130,868,921

Securities Lending Reinvestment Vehicle(c)(d) — 14.6%
Boston Global Investment Trust — Enhanced Portfolio II
19,038,833	0.043%	$19,057,872

TOTAL INVESTMENTS — 114.8%		$149,926,793

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.8)%		(19,293,012)

NET ASSETS — 100.0%		$130,633,781

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(d) Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long	Date	Value	Gain (Loss)

Russell 2000 Mini Index	44	June 2010	$2,979,240	$521

TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$128,101,087

Gross unrealized gain	25,008,671
Gross unrealized loss	(3,182,965)

Net unrealized security gain	$21,825,706

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Automobiles & Components — 0.9%
6,112	Autoliv, Inc.*	$314,951
120,397	Johnson Controls, Inc.	3,971,897

		4,286,848

Banks — 3.1%
72,982	BB&T Corp.	2,363,887
17,565	Hudson City Bancorp, Inc.	248,720
8,111	PNC Financial Services Group, Inc.	484,227
137,085	U.S. Bancorp	3,547,760
242,102	Wells Fargo & Co.	7,534,214

		14,178,808

Capital Goods — 7.7%
2,858	3M Co.	238,843
11,446	Armstrong World Industries, Inc.*	415,604
24,949	Caterpillar, Inc.	1,568,045
14,427	Cummins, Inc.	893,753
23,869	Eaton Corp.	1,808,554
84,411	Emerson Electric Co.	4,249,250
448,336	General Electric Co.	8,159,715
31,065	Honeywell International, Inc.	1,406,312
58,154	Ingersoll-Rand PLC	2,027,830
72,378	Northrop Grumman Corp.	4,745,825
9,355	Rockwell Automation, Inc.	527,248
14,536	The Boeing Co.	1,055,459
8,556	Timken Co.	256,766
47,216	Toro Co.(a)	2,321,611
12,327	Tyco International Ltd.	471,508
67,486	United Technologies Corp.	4,967,644

		35,113,967

Commercial & Professional Services — 0.4%
31,539	Manpower, Inc.	1,801,508

Consumer Durables & Apparel — 0.4%
32,479	Harman International Industries, Inc.*	1,519,368
3,344	NIKE, Inc. Class B	245,784
2,506	Whirlpool Corp.	218,648

		1,983,800

Consumer Services — 1.2%
9,695	Apollo Group, Inc. Class A*	594,206
78,694	Carnival Corp.	3,059,623
13,042	Marriott International, Inc. Class A	411,084
57,931	Starbucks Corp.*	1,405,985

		5,470,898

Diversified Financials — 6.0%
413,772	Bank of America Corp.	7,385,830
86,223	Capital One Financial Corp.	3,570,494
613,972	Citigroup, Inc.*	2,486,587
55,963	Discover Financial Services	833,849
2,403	Franklin Resources, Inc.	266,493
170,296	JPMorgan Chase & Co.	7,620,746
85,343	SEI Investments Co.	1,874,986
114,523	The Bank of New York Mellon Corp.	3,536,470

		27,575,455

Energy — 10.8%
17,048	Baker Hughes, Inc.	798,528
103,729	Chevron Corp.	7,865,770
10,243	Cimarex Energy Co.	608,229

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
135,497	ConocoPhillips	$6,933,382
143,959	Devon Energy Corp.	9,275,278
38,047	Exterran Holdings, Inc.*	919,596
223,373	Exxon Mobil Corp.	14,961,524
92,112	Halliburton Co.	2,775,335
33,247	Schlumberger Ltd.	2,109,855
2,108	Transocean Ltd.*	182,089
106,983	Valero Energy Corp.	2,107,565
16,929	XTO Energy, Inc.	798,710

		49,335,861

Food & Staples Retailing — 2.0%
8,436	Costco Wholesale Corp.	503,713
61,926	CVS Caremark Corp.	2,264,015
43,457	Walgreen Co.	1,611,820
84,141	Wal-Mart Stores, Inc.	4,678,240

		9,057,788

Food, Beverage & Tobacco — 6.0%
21,390	Altria Group, Inc.	438,923
146,336	Archer-Daniels-Midland Co.	4,229,110
46,836	Hansen Natural Corp.*	2,031,746
105,481	Lorillard, Inc.	7,936,390
71,572	PepsiCo, Inc.	4,735,204
76,615	Philip Morris International, Inc.	3,996,238
23,197	The Coca-Cola Co.	1,275,835
136,853	Tyson Foods, Inc. Class A	2,620,735

		27,264,181

Health Care Equipment & Services — 3.5%
6,242	Becton, Dickinson and Co.	491,433
198,599	Boston Scientific Corp.*	1,433,885
65,807	Cardinal Health, Inc.	2,371,026
72,112	CareFusion Corp.*	1,905,920
38,978	Coventry Health Care, Inc.*	963,536
5,579	Covidien PLC	280,512
11,358	Humana, Inc.*	531,214
9,365	McKesson Corp.	615,468
16,580	Stryker Corp.	948,708
99,024	UnitedHealth Group, Inc.	3,235,114
51,454	WellPoint, Inc.*	3,312,608

		16,089,424

Household & Personal Products — 2.3%
9,316	Colgate-Palmolive Co.	794,282
7,261	Kimberly-Clark Corp.	456,572
144,093	The Procter & Gamble Co.	9,116,764

		10,367,618

Insurance — 3.4%
10,212	ACE Ltd.	534,088
19,341	Berkshire Hathaway, Inc. Class B*	1,571,843
15,324	Loews Corp.	571,279
81,551	MetLife, Inc.	3,534,420
37,199	Prudential Financial, Inc.	2,250,540
28,143	The Travelers Companies, Inc.	1,518,033
224,969	Unum Group	5,572,482

		15,552,685

Materials — 3.6%
20,367	Alcoa, Inc.	290,026

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
72,007	E.I. du Pont de Nemours & Co.	$2,681,541
22,396	Eastman Chemical Co.	1,426,177
30,054	Freeport-McMoRan Copper & Gold, Inc.	2,510,711
79,265	International Paper Co.	1,950,712
15,425	Monsanto Co.	1,101,654
37,131	Newmont Mining Corp.	1,891,082
8,053	Nucor Corp.	365,445
10,683	Reliance Steel & Aluminum Co.	525,924
11,645	Schnitzer Steel Industries, Inc. Class A	611,712
102,434	The Dow Chemical Co.	3,028,973

		16,383,957

Media — 4.0%
174,637	Comcast Corp. Class A	3,286,668
135,585	Comcast Corp. Special A Shares	2,436,462
147,424	DISH Network Corp. Class A	3,069,368
18,888	News Corp. Class B(a)	321,285
3,186	Time Warner Cable, Inc.	169,846
284,832	Time Warner, Inc.	8,906,697

		18,190,326

Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
119,232	Amgen, Inc.*	7,125,304
7,738	Celgene Corp.*	479,447
355,774	Eli Lilly & Co.	12,886,134
63,409	Forest Laboratories, Inc.*	1,988,506
109,880	Gilead Sciences, Inc.*	4,997,342
58,146	Johnson & Johnson	3,791,119
18,893	Merck & Co., Inc.	705,654
607,925	Pfizer, Inc.	10,425,914

		42,399,420

Real Estate Investment Trust — 3.2%
14,719	AvalonBay Communities, Inc.	1,270,985
17,911	Plum Creek Timber Co., Inc.(a)	696,917
24,226	Public Storage, Inc.	2,228,550
65,818	Rayonier, Inc.(a)	2,990,112
88,296	Simon Property Group, Inc.	7,408,034

		14,594,598

Retailing — 3.6%
18,960	Amazon.com, Inc.*	2,573,441
32,028	Best Buy Co., Inc.	1,362,471
13,734	Dollar Tree, Inc.*	813,327
50,110	Expedia, Inc.	1,250,746
16,397	J.C. Penney Co., Inc.	527,491
41,037	Macy’s, Inc.	893,376
20,514	Nordstrom, Inc.(a)	837,997
77,259	Ross Stores, Inc.	4,131,039
35,263	The Gap, Inc.	814,928
55,770	The TJX Companies, Inc.	2,371,340
28,966	Williams-Sonoma, Inc.(a)	761,516

		16,337,672

Semiconductors & Semiconductor Equipment — 3.6%
451,098	Intel Corp.	10,041,442
30,451	LSI Corp.*	186,360
255,105	Texas Instruments, Inc.	6,242,419

		16,470,221

Shares	Description	Value
Common Stocks — (continued)
Software & Services — 7.9%
109,786	Accenture PLC Class A	$4,605,523
3,265	Computer Sciences Corp.*	177,910
12,086	eBay, Inc.*	325,717
8,048	Google, Inc. Class A*	4,563,296
625,159	Microsoft Corp.	18,298,404
165,594	Oracle Corp.	4,254,110
180,910	Symantec Corp.*	3,060,997
40,083	VeriSign, Inc.*	1,042,559

		36,328,516

Technology Hardware & Equipment — 7.7%
6,844	Apple, Inc.*	1,607,861
14,070	Arrow Electronics, Inc.*	423,929
15,425	Avnet, Inc.*	462,750
286,905	Cisco Systems, Inc.*	7,468,137
327,568	Dell, Inc.*	4,916,796
96,398	EMC Corp.*	1,739,020
90,817	Flextronics International Ltd.*	712,005
34,256	Hewlett-Packard Co.	1,820,706
152,664	Ingram Micro, Inc. Class A*	2,679,253
188,337	Motorola, Inc.*	1,322,126
29,604	QUALCOMM, Inc.	1,243,072
10,425	SanDisk Corp.*	361,018
258,596	Seagate Technology*	4,721,963
90,480	Tellabs, Inc.	684,934
86,274	Tyco Electronics Ltd.	2,370,809
64,109	Western Digital Corp.*	2,499,610

		35,033,989

Telecommunication Services — 2.6%
320,722	AT&T, Inc.(b)	8,287,457
7,820	CenturyTel, Inc.	277,297
566,674	Sprint Nextel Corp.*	2,153,361
34,442	Verizon Communications, Inc.	1,068,391

		11,786,506

Transportation — 2.5%
18,690	FedEx Corp.	1,745,646
152,617	United Parcel Service, Inc. Class B	9,830,061

		11,575,707

Utilities — 2.4%
5,998	Consolidated Edison, Inc.	267,151
4,185	Constellation Energy Group, Inc.	146,935
35,126	Dominion Resources, Inc.	1,444,030
259,042	Duke Energy Corp.	4,227,565
2,156	Entergy Corp.	175,391
86,875	Exelon Corp.	3,805,994
5,524	Integrys Energy Group, Inc.	261,727
13,254	NiSource, Inc.	209,413
22,446	Public Service Enterprise Group, Inc.	662,606

		11,200,812

TOTAL COMMON STOCKS		$448,380,565

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Shares	Rate	Value
Short-term Investment(c) — 2.4%
JPMorgan U.S. Government Money Market Fund — Capital Shares
10,861,894	0.031%	$10,861,894

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$459,242,459

Securities Lending Reinvestment Vehicle — 0.7%
Boston Global Investment Trust — Enhanced Portfolio II(c)(d)
3,238,711	0.043%	$3,241,950

TOTAL INVESTMENTS — 101.2%		$462,484,409

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(5,373,694)

NET ASSETS — 100.0%		$457,110,715

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long	Date	Value	Gain (Loss)

S&P 500 E-mini Index	134	June 2010	$7,806,840	$130,717

TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$399,205,552

Gross unrealized gain	68,579,974
Gross unrealized loss	(5,301,117)

Net unrealized security gain	$63,278,857

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds (except VIT Money Market Fund) is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management (“GSAM”) or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     It is the Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, GSAM evaluates

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
the difference between the Fund’s NAV based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2—Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3—Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of March 31, 2010:

VIT Core Fixed Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$38,609,960	$—
Mortgage-Backed Obligations	—	79,682,273	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	16,844,815	2,796,037	—
Asset-Backed Securities	—	1,211,231	—
Foreign Debt Obligations	2,063,344	6,521,206	—
Municipal Debt Obligations	—	2,548,485	—
Government Guarantee Obligations	—	26,573,902	—
Short-term Investment	14,950,228	—	—
Derivatives	69,246	117,094	—

Total	$33,927,633	$158,060,188	$—

Liabilities
Derivatives	$(109,007)	$(91,833)	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

VIT Capital Growth†	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$342,217,817	$—	$—
Short-term Investment	4,176,232	—	—
Securities Lending Reinvestment Vehicle	—	495,690	—

Total	$346,394,049	$495,690	$—

VIT Equity Index	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$199,210,795	$—	$—
Short-term Investment	2,124,087	—	—
Derivatives	41,486	—	—

Total	$201,376,368	$—	$—

VIT Government Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$36,682,002	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	10,174,205	14,132,506	—
Asset-Backed Securities	—	1,548,063	—
Government Guarantee Obligations	—	9,259,329	—
Short-term Investment	13,879,150	—	—
Derivatives	460	—	—

Total	$24,053,815	$61,621,900	$—

Liabilities
Derivatives	$(60,613)	$—	$—

VIT Growth Opportunities	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$129,842,894	$—	$—
Short-term Investment	658,772	—	—
Securities Lending Reinvestment Vehicle	—	2,931,314	—

Total	$130,501,666	$2,931,314	$—

VIT Growth and Income††	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$944,427,333	$8,460,570	$—
Short-term Investment	19,840,426	—	—
Securities Lending Reinvestment Vehicle	—	1,770,168	—

Total	$964,267,759	$10,230,738	$—

†   Effective April 30, 2010, the Fund changed its name to the Goldman Sachs Variable Insurance Trust Strategic Growth Fund.
†† Effective April 30, 2010, the Fund changed its name to the Goldman Sachs Variable Insurance Trust Large Cap Value Fund.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

VIT Mid Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,001,916,392	$27,121	$—
Short-term Investment	9,755,903	—	—
Securities Lending Reinvestment Vehicle	—	8,766,012	—

Total	$1,011,672,295	$8,793,133	$—

VIT Money Market	Level 1	Level 2(a)	Level 3

Assets
Corporate Obligations (including repurchase agreements)	$—	$99,523,332	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	999,102	28,534,117	—
Municipal Debt Obligations	—	5,095,000	—

Total	$999,102	$133,152,449	$—

(a) The Fund utilizes amortized cost, which approximates fair value, to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.

VIT Strategic International Equity	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$13,525,480	$216,771,518	(a)	$—
Short-term Investment	11,563,827	—		—
Securities Lending Reinvestment Vehicle	—	19,163,271		—
Derivatives	4,793	—		—

Total	$25,094,100	$235,934,789		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

VIT Structured Small Cap Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$127,810,661	$—	$—
Short-term Investment	3,058,260	—	—
Securities Lending Reinvestment Vehicle	—	19,057,872	—
Derivatives	521	—	—

Total	$130,869,442	$19,057,872	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

VIT Structured U.S. Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$448,380,565	$—	$—
Securities Lending Reinvestment Vehicle	—	3,241,950	—
Short-term Investment	10,861,894	—	—
Derivatives	130,717	—	—

Total	$459,373,176	$3,241,950	$—

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
     Non U.S. currency symbols utilized throughout the report are defined as follows:

AUD	= Australian Dollar
CAD	= Canadian Dollar
CHF	= Swiss Franc
EUR	= Euro
GBP	= British Pound
JPY	= Japanese Yen
NOK	= Norwegian Krone
NZD	= New Zealand Dollar
SEK	= Swedish Krona
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of March 31, 2010. The values in the table below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

		Derivative	Derivative
Fund	Risk	Assets	Liabilities

VIT Core Fixed Income	Currency	$117,094	$(91,833)
	Interest rate	69,246	(109,007)

Total		$186,340	$(200,840)

VIT Equity Index	Equity	$41,486	$—

VIT Government Income	Interest rate	460	(60,613)

VIT Strategic International Equity	Equity	4,793	—

VIT Structured Small Cap	Equity	521	—

VIT Structured U.S. Equity	Equity	130,717	—

Mortgage-Backed and Asset-Backed Securities — The Core Fixed Income and Government Income Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded gains.
Mortgage Dollar Rolls — The Core Fixed Income and Government Income Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seeks to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. Under these agreements, the Money Market Fund is permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds is not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2010, the Money Market Fund had an undivided interest in the Joint Repurchase Agreement Account II which equaled $30,600,000 in principal amount.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$380,000,000	0.030%	04/01/10	$380,000,317

Barclays Capital, Inc.	1,203,200,000	0.030	04/01/10	1,203,201,003

BNP Paribas Securities Co.	1,000,000,000	0.005	04/01/10	1,000,000,139

BNP Paribas Securities Co.	2,000,000,000	0.010	04/01/10	2,000,000,556

Citigroup Global Markets, Inc.	1,500,000,000	0.020	04/01/10	1,500,000,833

Credit Suisse Securities (USA) LLC	875,000,000	0.020	04/01/10	875,000,486

Deutsche Bank Securities, Inc.	1,450,000,000	0.030	04/01/10	1,450,001,208

JPMorgan Securities	950,000,000	0.005	04/01/10	950,000,132

JPMorgan Securities	335,000,000	0.020	04/01/10	335,000,186

Merrill Lynch & Co., Inc.	850,000,000	0.030	04/01/10	850,000,708

Morgan Stanley & Co.	2,250,000,000	0.020	04/01/10	2,250,001,250

RBS Securities, Inc.	1,500,000,000	0.020	04/01/10	1,500,000,833

UBS Securities LLC	500,000,000	0.010	04/01/10	500,000,139

UBS Securities LLC	58,900,000	0.020	04/01/10	58,900,033

Wells Fargo Securities LLC	3,750,000,000	0.020	04/01/10	3,750,002,083

TOTAL				$18,602,109,906

At March 31, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Bank	0.000% to 3.750%	06/11/10 to 06/13/14

Federal Home Loan Mortgage Corp.	0.179 to 13.250	04/30/10 to 04/01/40

Federal National Mortgage Association	0.000 to 12.750	04/01/10 to 03/01/50

Federal National Mortgage Association Interest-Only Stripped Security	0.000	01/15/16

Government National Mortgage Association	3.500 to 6.500	09/15/18 to 03/20/40

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Interest-Only Stripped Securities	0.000	04/15/10 to 02/15/16

U.S. Treasury Notes	0.875 to 4.625	12/15/10 to 03/31/17

The aggregate market value of the collateral, including accrued interest, was $19,008,833,377.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Capital Growth†, Growth Opportunities, Growth and Income††, Mid Cap Value, and Strategic International Equity Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust.
     The Structured Small Cap Equity and Structured U.S. Equity Funds invest in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”) a Delaware statutory trust. The Enhance Portfolio and Enhance Portfolio II, deemed an affiliate of the Trust, are exempt from registration under Section 3(c)(7) of the Act, as amended (the “Act”) and are managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio and Enhanced Portfolio II invest primarily in short-term investments, but are not “money market funds” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio and Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Treasury Inflation Protected Securities —The Core Fixed Income and Government Income Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
Risks of Large Shareholder Redemptions — Certain participating insurance companies, accounts, or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these participating insurance companies or accounts in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities, which may increase the Funds’ brokerage costs.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 28, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date May 28, 2010

* Print the name and title of each signing officer under his or her signature.